Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.9%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	1.000%	7/31/28	150,000	145,617
	United States Treasury Note/Bond	1.125%	8/31/28	335,000	327,724
	United States Treasury Note/Bond	1.250%	9/30/28	500,000	492,969
	United States Treasury Note/Bond	1.125%	2/15/31	500,000	482,500
	United States Treasury Note/Bond	1.625%	5/15/31	450,000	453,375
[1,2,3]	United States Treasury Note/Bond	1.250%	8/15/31	675,000	655,805
					2,557,990
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	409	456
Total U.S. Government and Agency Obligations (Cost $2,578,047)					2,558,446
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	3,030	3,089
[4,6]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,686	3,849
[4,6]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,681	2,821
[4,6]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,112
[4,6]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,139
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,781
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,500
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	13,621	15,145
[4,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	2,150	2,284
[4,6]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	22,800	23,432
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,678
[4,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.358%	9/15/48	360	355
[4]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	7,060	7,540
[4]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	7,350	7,807
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,817
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	7,068
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,754
[4,7]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	3,960	4,501
[4,7]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	4,985	5,675
[4]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	5,604	6,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	4,344
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,418
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	2,205	2,444
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	1,437	1,572
[4]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	10,571
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	7,578
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	4,368
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	7,738
[4]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	7,000	7,423
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	14,293
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	7,139
[4,7]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,576
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,674
[4,6]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	155	155
[4,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	1,280	1,304
[4,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,143
[4]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	7,000	7,448
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	5,890	6,012
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	3,370	3,465
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	4,760	4,889
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	4,510	4,628
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	2,960	3,058
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	6,040	6,211
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	1,560	1,570
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,079
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,774
[4]	CarMax Auto Owner Trust Class C Series 2021-3	1.250%	5/17/27	1,360	1,339
[4]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	1,560	1,540
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,406
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	19,027
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	6,286
[4,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,683
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,543
[4,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,681
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	983
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	452	475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	2,876	2,991
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	4,230	4,430
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	9,730	10,072
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,628
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	7,000	7,368
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,253	3,448
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	6,990
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	4,112
[4,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	455
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	6,418	6,738
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	2,145
[4,7]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	849
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,422
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.429%	7/10/47	1,250	1,310
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	900	896
[4,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.266%	9/15/50	750	805
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	40	40
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	6,857	6,962
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	5,113
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	5,579	5,781
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	525
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,919	2,974
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	2,257	2,386
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	2,727	2,877
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	97	99
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	2,940	2,991
[4,7]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	4,932	5,231
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	927	976
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	5,359	5,576
[4,7]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,760	1,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	569	596
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	3,498	3,727
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	2,512	2,691
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	3,900	3,946
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	420	419
[4,6]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	9,240	9,411
[4,7]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,384
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,368
[4]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	191
[4,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,426
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.269%	7/10/45	2,780	2,630
[4,7]	COMM Mortgage Trust Class C Series 2015-CR27	4.450%	10/10/48	1,760	1,874
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	15,658
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	2,000	2,171
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,678
[4,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.369%	8/15/48	2,160	1,972
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	6,451
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	5,540	5,983
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	3,940	3,885
[4,6]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	3,790	3,843
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	4,614	4,690
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	13,430	13,856
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,809
[4,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.889%	10/25/56	3,371	3,385
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	2,272	2,341
[4,6]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	6,790	6,826
[4,6]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	5,285	5,199
[4,6]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	19,160	20,266
[4,6]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,520	8,731
[4,6]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,636
[4,6]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	8,090	8,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,662
[4,6]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	9,830	10,008
[4,6]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,824
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	4,520	4,652
[4,6]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	3,075
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	560	553
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	3,240	3,292
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	760	756
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,201
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	530	529
[4,6]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	9,020	8,909
[4,6]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	493
[4,6]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	888
[4,6]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	6,680	6,594
[4,7]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,205
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	6,416
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC14	3.955%	8/10/46	5,899	6,082
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	7,602	7,951
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,338
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,478
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	7,032
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	7,453
[4,7]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.031%	7/10/46	185	194
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	19,253
[4]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	7,759
[4,6]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	556	557
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	600
[4,7]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	6,944
[4,7]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,599
[4,7]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.515%	9/10/47	2,610	2,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.064%	7/10/46	1,210	1,149
[4,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.536%	9/10/47	4,615	4,348
[4,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	2,610	2,721
[4,6]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	3,461	3,392
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	4,110	4,190
[4,6]	Hertz Vehicle Financing LLC Class A Series 2021-2A	1.680%	12/27/27	3,190	3,173
[4,6]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	2,300	2,320
[4,6]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	2,600	2,624
[4,6]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,222
[4,6]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,324
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	1,850	1,888
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,563
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	543
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,260
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,344
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.936%	12/17/36	4,342	4,334
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.786%	3/17/37	8,008	7,984
[4,6,7]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.236%	12/17/36	1,653	1,650
[4,6,7]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.036%	3/17/37	2,250	2,245
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	2,972	2,991
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	447	461
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	298
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	3,223	3,406
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.942%	12/15/46	2,135	2,272
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.713%	11/15/43	1,385	1,381
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.077%	1/15/46	2,550	2,644
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.007%	12/15/46	960	1,010
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.713%	11/15/43	2,730	2,639
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C12	3.363%	7/15/45	5,108	5,208
[4,7]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	4,612	4,784
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	760	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,888
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	2,821	2,998
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	915	948
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	3,878	4,090
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.038%	7/15/45	5,000	5,204
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	635
[4,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,433
[4,7]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.796%	2/15/47	2,500	2,628
[4,7]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.796%	2/15/47	2,500	2,399
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	5,214
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	7,292
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	4,044
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	5,062
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	3,031
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	169
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	2,019
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,175
[4,6]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	2,508	2,553
[4,6]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	3,111	3,191
[4,6]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	4,208	4,315
[4,6]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,666
[4,6]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,757
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,479	4,529
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.080%	7/15/46	1,244	1,297
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	2,042
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	422
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	2,470	2,512
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	1,880	1,927
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	3,940	4,176
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	2,000	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	15,409	16,450
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	16,374	17,902
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	7,159
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	2,300	2,434
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	2,043
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,694
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	989
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,461
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.332%	6/15/47	7,090	7,276
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.080%	7/15/46	1,830	1,607
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.898%	4/15/47	1,140	1,205
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.765%	6/15/47	2,400	2,371
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.733%	5/15/49	1,090	1,136
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,826
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	2,995
[4,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,880
[4,6]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,290	2,405
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	8,651
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,589
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,912
[4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,936
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,440	2,453
[4,7]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.582%	12/15/48	1,610	1,556
[4,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	7,900	7,865
[4,6]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	3,644	3,724
[4,6]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	3,548	3,653
[4,6]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	14,124	14,846
[4,6]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	5,426	5,619
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	5,220	5,322
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	3,520	3,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	9,540	9,787
[4,6]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	7,784
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.966%	1/16/60	2,431	2,438
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.086%	6/20/60	1,355	1,358
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.036%	8/18/60	702	704
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.039%	11/25/65	5,435	5,509
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.925%	12/5/59	3,234	3,240
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.934%	4/10/50	643	642
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.884%	11/10/49	2,135	2,138
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	4,080	4,068
[4,6]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,529
[4,6]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	2,939	2,959
[4,6]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	627	628
[4,6]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	2,206	2,252
[4,6]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	5,329	5,490
[4,6]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	7,131	7,493
[4,6]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	10,172	10,604
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.039%	1/25/39	243	243
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.689%	7/25/40	179	180
[4,6]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	354	356
[4,6]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	253	256
[4,6]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	2,769	2,804
[4,6]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	474	478
[4,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	1,482	1,496
[4,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	2,499	2,549
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	6,390	6,533
[4,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,920
[4,6]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	8,210	8,088
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	5,980	6,110
[4,6]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	7,316
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,200	1,212
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,472
[4,6]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	6,673	6,607
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	4,072
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,190
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	5,860	5,866
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,662
[4,7]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	2,773	2,904
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	2,294	2,462
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,190	2,339
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	4,270	4,527
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	3,148
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,961
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,261
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,253
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,571
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	7,210	7,344
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	720
[4,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,421
[4,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,214
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,591
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,222
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	785
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.557%	9/15/58	5,225	5,371
[4,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	12,783
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	4,640	4,828
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,427	1,495
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	884	924
[4,7]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	2,378	2,518
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,282
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	727
[4,7]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.863%	12/15/46	1,085	1,131
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,472
[4,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,316
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	1,770	1,816
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	3,060	3,146
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	3,820	3,856
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,583
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	510	500
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	2,240	2,239
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,191,009)					1,223,388
Corporate Bonds (83.4%)
Communications (7.0%)
	Activision Blizzard Inc.	3.400%	9/15/26	343	369
	Activision Blizzard Inc.	1.350%	9/15/30	16,703	15,394
	AT&T Inc.	2.300%	6/1/27	59,457	60,749
	AT&T Inc.	1.650%	2/1/28	42,893	41,822
	AT&T Inc.	4.100%	2/15/28	14,733	16,520
	AT&T Inc.	4.350%	3/1/29	36,556	41,503
	AT&T Inc.	4.300%	2/15/30	63,644	72,283
	AT&T Inc.	2.750%	6/1/31	47,000	47,808
	Booking Holdings Inc.	4.625%	4/13/30	55,630	65,586
	British Telecommunications plc	5.125%	12/4/28	23,102	26,588
[6]	British Telecommunications plc	3.250%	11/8/29	30,000	31,050
[8]	British Telecommunications plc	6.375%	6/23/37	300	570
[6]	Cable One Inc.	4.000%	11/15/30	4,465	4,389
	CBS Corp.	4.200%	6/1/29	2,000	2,257
	CBS Corp.	7.875%	7/30/30	304	426
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	6,083
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,609	20,236
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	54,533	60,622
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	30,900	30,351
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	39,862
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	24,025	23,907
[6]	Cogent Communications Group Inc.	3.500%	5/1/26	1,475	1,493
	Comcast Corp.	3.300%	2/1/27	2,000	2,159
	Comcast Corp.	3.300%	4/1/27	15,000	16,186
	Comcast Corp.	3.150%	2/15/28	35,747	38,496
	Comcast Corp.	3.550%	5/1/28	15,000	16,527
	Comcast Corp.	4.150%	10/15/28	81,690	93,182
	Comcast Corp.	2.650%	2/1/30	15,290	15,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.400%	4/1/30	69,243	75,481
	Comcast Corp.	4.250%	10/15/30	3,753	4,333
	Comcast Corp.	1.950%	1/15/31	20,000	19,500
	Comcast Corp.	1.500%	2/15/31	12,000	11,244
[6]	Cox Communications Inc.	2.600%	6/15/31	30,000	30,208
[6]	CSC Holdings LLC	5.375%	2/1/28	1,980	2,041
[6]	CSC Holdings LLC	6.500%	2/1/29	2,790	2,991
[6]	CSC Holdings LLC	4.625%	12/1/30	4,242	3,888
[6]	CSC Holdings LLC	4.500%	11/15/31	1,564	1,518
[6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	11,139	12,070
[6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	10,693
	Discovery Communications LLC	3.950%	3/20/28	32,237	35,501
	Discovery Communications LLC	4.125%	5/15/29	34,315	38,125
	Discovery Communications LLC	3.625%	5/15/30	26,814	28,846
	Discovery Communications LLC	4.000%	9/15/55	5,000	5,309
	Electronic Arts Inc.	1.850%	2/15/31	49,437	47,509
	Expedia Group Inc.	4.625%	8/1/27	22,670	25,393
	Expedia Group Inc.	3.800%	2/15/28	53,000	57,201
	Expedia Group Inc.	3.250%	2/15/30	8,020	8,256
	Expedia Group Inc.	2.950%	3/15/31	16,000	16,143
	Fox Corp.	4.709%	1/25/29	61,320	70,843
	Fox Corp.	3.500%	4/8/30	24,000	26,031
	Fox Corp.	5.576%	1/25/49	1,380	1,890
[6]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	846
[6]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,840	3,917
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	4,301	4,319
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	427
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	30,000	30,062
[6]	Level 3 Financing Inc.	4.625%	9/15/27	3,628	3,720
[6]	Level 3 Financing Inc.	4.250%	7/1/28	545	540
[6]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,817
[6]	Netflix Inc.	3.625%	6/15/25	4,810	5,115
	Netflix Inc.	4.875%	4/15/28	12,628	14,478
	Netflix Inc.	5.875%	11/15/28	5,935	7,227
[6]	News Corp.	3.875%	5/15/29	3,448	3,509
[6]	Nexstar Media Inc.	5.625%	7/15/27	2,250	2,373
[6]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,390
[6]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,970
	Omnicom Group Inc.	4.200%	6/1/30	2,000	2,269
	Omnicom Group Inc.	2.600%	8/1/31	40,000	40,299
	Qwest Corp.	7.250%	9/15/25	4,554	5,425
[6]	Sirius XM Radio Inc.	3.125%	9/1/26	585	586
[6]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,891
[6]	Sirius XM Radio Inc.	4.000%	7/15/28	520	523
[6]	Sirius XM Radio Inc.	3.875%	9/1/31	1,570	1,509
	Sprint Capital Corp.	6.875%	11/15/28	6,256	7,909
	Sprint Corp.	7.125%	6/15/24	5,555	6,276
	Sprint Corp.	7.625%	3/1/26	5,777	6,933
	Telefonica Emisiones SA	4.103%	3/8/27	38,943	43,152
	T-Mobile USA Inc.	3.750%	4/15/27	160,173	173,845
	T-Mobile USA Inc.	2.050%	2/15/28	339	336
[6]	T-Mobile USA Inc.	3.375%	4/15/29	2,170	2,231
	T-Mobile USA Inc.	3.875%	4/15/30	130,135	142,363
	T-Mobile USA Inc.	2.250%	11/15/31	7,000	6,755
	T-Mobile USA Inc.	4.500%	4/15/50	2,000	2,364
[6]	Twitter Inc.	3.875%	12/15/27	2,591	2,725
	Verisign Inc.	2.700%	6/15/31	30,000	30,285
[9]	Verizon Communications Inc.	4.050%	2/17/25	15,310	12,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.125%	3/16/27	44,892	50,131
	Verizon Communications Inc.	3.000%	3/22/27	56,875	60,186
[9]	Verizon Communications Inc.	4.500%	8/17/27	8,500	6,966
	Verizon Communications Inc.	2.100%	3/22/28	93,343	93,634
	Verizon Communications Inc.	4.329%	9/21/28	40,128	45,804
	Verizon Communications Inc.	3.875%	2/8/29	1,000	1,114
	Verizon Communications Inc.	4.016%	12/3/29	22,720	25,498
	Verizon Communications Inc.	3.150%	3/22/30	46,000	48,705
	Verizon Communications Inc.	1.500%	9/18/30	2,000	1,873
	Verizon Communications Inc.	1.680%	10/30/30	14,550	13,721
	Verizon Communications Inc.	1.750%	1/20/31	24,269	22,905
	Verizon Communications Inc.	2.550%	3/21/31	106,531	107,426
	Verizon Communications Inc.	3.400%	3/22/41	5,344	5,602
	ViacomCBS Inc.	3.700%	6/1/28	17,000	18,653
	ViacomCBS Inc.	4.950%	1/15/31	44,871	53,245
	ViacomCBS Inc.	4.200%	5/19/32	3,000	3,405
	Vodafone Group plc	4.375%	5/30/28	43,026	49,046
	Vodafone Group plc	4.875%	6/19/49	3,000	3,755
	Vodafone Group plc	4.125%	6/4/81	23,770	23,765
	Walt Disney Co.	3.700%	3/23/27	11,162	12,314
	Walt Disney Co.	2.200%	1/13/28	5,160	5,266
	Walt Disney Co.	2.000%	9/1/29	44,664	44,745
	Walt Disney Co.	3.600%	1/13/51	2,000	2,283
[8]	WPP Finance 2013	2.875%	9/14/46	1,000	1,389
[8]	WPP Finance 2017	3.750%	5/19/32	3,372	5,196
[6]	Zayo Group Holdings Inc.	4.000%	3/1/27	2,710	2,631
[6]	Zayo Group Holdings Inc.	6.125%	3/1/28	4,817	4,707
					2,616,815
Consumer Discretionary (5.6%)
[6]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,780	1,776
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,956	4,984
	Advance Auto Parts Inc.	3.900%	4/15/30	6,300	6,949
	Amazon.com Inc.	3.150%	8/22/27	22,515	24,395
	Amazon.com Inc.	1.650%	5/12/28	40,000	39,838
	Amazon.com Inc.	1.500%	6/3/30	2,000	1,935
	Amazon.com Inc.	2.100%	5/12/31	35,000	35,198
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3,680	3,744
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	4,820	4,723
[8]	American Honda Finance Corp.	1.500%	10/19/27	10,963	14,876
	American Honda Finance Corp.	1.800%	1/13/31	20,000	19,531
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	4,366
	Asbury Automotive Group Inc.	4.750%	3/1/30	7,697	7,852
	AutoNation Inc.	1.950%	8/1/28	13,860	13,513
	AutoNation Inc.	4.750%	6/1/30	13,000	15,106
	AutoZone Inc.	4.000%	4/15/30	32,000	36,015
	AutoZone Inc.	1.650%	1/15/31	53,522	50,535
	Best Buy Co. Inc.	4.450%	10/1/28	14,000	15,999
	Best Buy Co. Inc.	1.950%	10/1/30	21,000	20,256
[6]	BMW US Capital LLC	2.550%	4/1/31	20,000	20,528
	BorgWarner Inc.	2.650%	7/1/27	63,326	65,899
[6]	Boyd Gaming Corp.	8.625%	6/1/25	3,040	3,288
	Brunswick Corp.	2.400%	8/18/31	13,250	12,742
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	4,034	4,520
[6]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	329	346
[6]	Carnival Corp.	5.750%	3/1/27	1,575	1,603
[6]	Carnival Corp.	4.000%	8/1/28	4,715	4,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,10]	Carnival Corp.	6.000%	5/1/29	4,682	4,689
[6]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	4,941	5,139
[6]	Churchill Downs Inc.	5.500%	4/1/27	5,242	5,432
[6]	Churchill Downs Inc.	4.750%	1/15/28	6,159	6,394
[6]	Clarios Global LP	6.750%	5/15/25	585	616
[6]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	6,196
[11]	Daimler AG	1.000%	11/15/27	2,400	2,880
	eBay Inc.	2.700%	3/11/30	20,080	20,621
	eBay Inc.	2.600%	5/10/31	20,000	20,233
[6]	Foot Locker Inc.	4.000%	10/1/29	2,733	2,711
	Ford Motor Co.	8.500%	4/21/23	1,135	1,244
	Ford Motor Credit Co. LLC	3.087%	1/9/23	760	772
	Ford Motor Credit Co. LLC	4.134%	8/4/25	645	681
	Ford Motor Credit Co. LLC	3.375%	11/13/25	6,275	6,448
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,925	2,916
	Ford Motor Credit Co. LLC	4.271%	1/9/27	1,250	1,326
	Ford Motor Credit Co. LLC	3.815%	11/2/27	4,940	5,139
	Ford Motor Credit Co. LLC	2.900%	2/16/28	2,330	2,311
	General Motors Co.	6.125%	10/1/25	15,000	17,387
	General Motors Co.	4.200%	10/1/27	25,424	27,907
	General Motors Co.	6.800%	10/1/27	10,000	12,322
	General Motors Co.	5.000%	10/1/28	20,675	23,766
	General Motors Financial Co. Inc.	1.250%	1/8/26	33,903	33,210
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,506	11,452
	General Motors Financial Co. Inc.	4.350%	1/17/27	17,000	18,773
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,676	12,952
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	503
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	30,125
	General Motors Financial Co. Inc.	2.400%	10/15/28	21,000	20,862
	General Motors Financial Co. Inc.	3.600%	6/21/30	10,000	10,631
[6]	Group 1 Automotive Inc.	4.000%	8/15/28	2,355	2,355
[6]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	6,145	6,412
[6]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,828
	Home Depot Inc.	1.500%	9/15/28	15,000	14,715
	Home Depot Inc.	3.900%	12/6/28	24,033	27,323
	Home Depot Inc.	2.950%	6/15/29	71,145	76,281
	Home Depot Inc.	2.700%	4/15/30	2,000	2,109
	Home Depot Inc.	1.875%	9/15/31	20,000	19,541
	Hyatt Hotels Corp.	5.750%	4/23/30	553	664
[6]	International Game Technology plc	4.125%	4/15/26	900	930
[6]	International Game Technology plc	6.250%	1/15/27	385	434
	Kohl's Corp.	3.375%	5/1/31	15,000	15,230
	Lennar Corp.	5.250%	6/1/26	1,702	1,936
	Lennar Corp.	5.000%	6/15/27	19,420	22,245
	Lennar Corp.	4.750%	11/29/27	28,944	33,005
[6]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,727
[6]	Lithia Motors Inc.	3.875%	6/1/29	4,000	4,145
[6]	Lithia Motors Inc.	4.375%	1/15/31	3,450	3,677
[6]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	565
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,623
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	2,980	2,953
	Lowe's Cos. Inc.	1.300%	4/15/28	29,730	28,574
	Lowe's Cos. Inc.	1.700%	9/15/28	27,610	27,088
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	28,037
	Lowe's Cos. Inc.	1.700%	10/15/30	25,190	24,010
	Lowe's Cos. Inc.	2.625%	4/1/31	12,000	12,252
	Magna International Inc.	2.450%	6/15/30	35,820	36,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	4.625%	6/15/30	49,345	56,200
	Marriott International Inc.	2.850%	4/15/31	35,554	35,778
	Masco Corp.	1.500%	2/15/28	12,000	11,563
	Masco Corp.	2.000%	10/1/30	10,000	9,607
	McDonald's Corp.	3.500%	3/1/27	8,318	9,057
	McDonald's Corp.	3.500%	7/1/27	13,000	14,162
	McDonald's Corp.	3.800%	4/1/28	9,500	10,568
	McDonald's Corp.	2.625%	9/1/29	37,038	38,424
	McDonald's Corp.	2.125%	3/1/30	3,317	3,323
	McDonald's Corp.	3.600%	7/1/30	31,000	34,378
	McDonald's Corp.	4.200%	4/1/50	2,000	2,442
[6]	Meritage Homes Corp.	3.875%	4/15/29	8,270	8,567
[6]	NCL Corp. Ltd.	5.875%	3/15/26	4,500	4,518
[6]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	22,000	21,785
[6]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	22,835	22,331
[6]	Nissan Motor Co. Ltd.	4.345%	9/17/27	72,500	78,600
[11]	Nissan Motor Co. Ltd.	3.201%	9/17/28	1,000	1,282
[6]	Nissan Motor Co. Ltd.	4.810%	9/17/30	11,035	12,246
	NVR Inc.	3.000%	5/15/30	3,000	3,124
	O'Reilly Automotive Inc.	3.900%	6/1/29	12,000	13,365
	O'Reilly Automotive Inc.	1.750%	3/15/31	13,250	12,628
[6]	Penn National Gaming Inc.	5.625%	1/15/27	580	599
	PulteGroup Inc.	5.500%	3/1/26	8,850	10,172
	PulteGroup Inc.	5.000%	1/15/27	1,485	1,702
	Ralph Lauren Corp.	2.950%	6/15/30	60,110	62,928
	Ross Stores Inc.	1.875%	4/15/31	20,000	19,252
[6]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	364
[6]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	353
[6]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	390	444
	Starbucks Corp.	3.500%	3/1/28	9,620	10,524
	Starbucks Corp.	4.000%	11/15/28	359	406
	Starbucks Corp.	3.550%	8/15/29	10,131	11,152
	Starbucks Corp.	2.250%	3/12/30	13,250	13,289
	Starbucks Corp.	2.550%	11/15/30	24,866	25,393
[6]	Stellantis Finance US Inc.	2.691%	9/15/31	20,000	19,690
[11]	Stellantis NV	0.625%	3/30/27	2,200	2,533
[6]	Thor Industries Inc.	4.000%	10/15/29	2,348	2,325
	TJX Cos. Inc.	3.875%	4/15/30	29,686	33,645
	Toll Brothers Finance Corp.	4.350%	2/15/28	31,758	34,655
	Toll Brothers Finance Corp.	3.800%	11/1/29	17,966	19,225
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	27,119
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	37,495
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	27,603
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,843
	Toyota Motor Credit Corp.	1.900%	9/12/31	20,000	19,581
	Tractor Supply Co.	1.750%	11/1/30	10,000	9,512
	Tri Pointe Homes Inc.	5.700%	6/15/28	1,650	1,794
[6]	Vail Resorts Inc.	6.250%	5/15/25	5,383	5,673
[11]	Volkswagen Financial Services AG	2.250%	10/16/26	6,250	7,839
[6]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	5,296
[6]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,500	19,060
[11]	Volkswagen International Finance NV	1.250%	9/23/32	900	1,067
[11]	Volkswagen International Finance NV	3.375%	12/31/99	500	612
[11]	Volkswagen Leasing GmbH	1.375%	1/20/25	12,653	15,124
[11]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,052	16,136
	Whirlpool Corp.	4.750%	2/26/29	32,000	37,180
	Whirlpool Corp.	2.400%	5/15/31	15,000	14,983
[6]	William Carter Co.	5.500%	5/15/25	2,649	2,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,426
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	4,524
					2,082,136
Consumer Staples (5.5%)
[6]	7-Eleven Inc.	1.300%	2/10/28	89,977	85,704
[6]	7-Eleven Inc.	1.800%	2/10/31	28,300	26,847
[6]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,114	49,907
	Altria Group Inc.	2.625%	9/16/26	16,076	16,698
	Altria Group Inc.	4.800%	2/14/29	62,568	71,317
	Altria Group Inc.	3.400%	5/6/30	10,000	10,454
	Altria Group Inc.	2.450%	2/4/32	25,000	23,699
	Altria Group Inc.	4.250%	8/9/42	5,000	5,151
	Altria Group Inc.	4.450%	5/6/50	2,000	2,128
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	78,870	88,694
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	80,422	94,403
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	59,850	65,540
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	6,707	8,130
	BAT Capital Corp.	3.215%	9/6/26	43,800	46,038
	BAT Capital Corp.	4.700%	4/2/27	82,008	91,301
	BAT Capital Corp.	3.557%	8/15/27	56,337	59,606
	BAT Capital Corp.	2.259%	3/25/28	28,184	27,631
	BAT Capital Corp.	3.462%	9/6/29	26,330	27,472
	BAT Capital Corp.	4.906%	4/2/30	5,000	5,668
	BAT Capital Corp.	2.726%	3/25/31	550	536
[8]	BAT International Finance plc	4.000%	9/4/26	1,500	2,223
[8]	BAT International Finance plc	2.250%	9/9/52	2,834	2,824
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	3,470	3,483
	Campbell Soup Co.	4.150%	3/15/28	11,139	12,476
	Campbell Soup Co.	2.375%	4/24/30	14,700	14,696
	Clorox Co.	3.900%	5/15/28	2,525	2,836
	Clorox Co.	1.800%	5/15/30	18,495	17,978
	Coca-Cola Co.	1.650%	6/1/30	10,000	9,703
	Coca-Cola Co.	2.000%	3/5/31	30,000	29,864
	Conagra Brands Inc.	1.375%	11/1/27	18,147	17,470
	Conagra Brands Inc.	4.850%	11/1/28	28,000	32,677
	Conagra Brands Inc.	8.250%	9/15/30	3,000	4,349
	Constellation Brands Inc.	3.500%	5/9/27	19,885	21,575
	Constellation Brands Inc.	3.600%	2/15/28	37,833	41,402
	Constellation Brands Inc.	4.650%	11/15/28	22,806	26,363
	Constellation Brands Inc.	3.150%	8/1/29	59,522	63,230
	Constellation Brands Inc.	2.875%	5/1/30	14,970	15,477
	Costco Wholesale Corp.	1.600%	4/20/30	24,000	23,367
	Diageo Capital plc	3.875%	5/18/28	8,000	9,004
	Diageo Capital plc	2.375%	10/24/29	19,465	19,954
	Diageo Capital plc	2.000%	4/29/30	11,765	11,678
	Dollar General Corp.	4.125%	5/1/28	4,650	5,255
	Dollar General Corp.	3.500%	4/3/30	39,752	43,304
	Dollar Tree Inc.	4.200%	5/15/28	3,000	3,379
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,427
	Flowers Foods Inc.	2.400%	3/15/31	10,000	9,884
	General Mills Inc.	4.200%	4/17/28	21,570	24,422
	General Mills Inc.	2.875%	4/15/30	47,085	49,332
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,010	1,018
	Hershey Co.	1.700%	6/1/30	5,000	4,915
	Hormel Foods Corp.	1.700%	6/3/28	27,500	27,273
	Hormel Foods Corp.	1.800%	6/11/30	14,910	14,610
	JM Smucker Co.	3.375%	12/15/27	32,727	35,361
	Kellogg Co.	4.300%	5/15/28	16,000	18,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	2.100%	6/1/30	25,364	24,987
	Kellogg Co.	7.450%	4/1/31	568	809
	Keurig Dr Pepper Inc.	4.597%	5/25/28	56,197	64,675
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,969
	Kraft Heinz Foods Co.	3.875%	5/15/27	25,262	27,413
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	11,250
	Kraft Heinz Foods Co.	4.250%	3/1/31	5,044	5,687
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,748	4,649
	Kroger Co.	4.500%	1/15/29	4,000	4,656
	Kroger Co.	2.200%	5/1/30	23,600	23,549
	Kroger Co.	1.700%	1/15/31	3,000	2,852
[6]	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,342
[6]	Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,234
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,109	4,411
	McCormick & Co. Inc.	3.400%	8/15/27	19,985	21,681
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,220
	Mondelez International Inc.	2.750%	4/13/30	53,916	56,133
	Mondelez International Inc.	1.500%	2/4/31	18,643	17,460
[6]	Nestle Holdings Inc.	3.625%	9/24/28	11,819	13,182
	PepsiCo Inc.	2.750%	3/19/30	27,317	28,944
	PepsiCo Inc.	1.625%	5/1/30	18,355	17,896
[6]	Performance Food Group Inc.	6.875%	5/1/25	765	807
[6]	Performance Food Group Inc.	5.500%	10/15/27	5,851	6,118
[6]	Performance Food Group Inc.	4.250%	8/1/29	3,920	3,925
	Philip Morris International Inc.	3.125%	8/17/27	10,000	10,737
	Philip Morris International Inc.	3.125%	3/2/28	20,382	21,760
	Philip Morris International Inc.	3.375%	8/15/29	25,460	27,723
	Philip Morris International Inc.	2.100%	5/1/30	19,800	19,559
	Philip Morris International Inc.	1.750%	11/1/30	15,000	14,358
[11]	Philip Morris International Inc.	2.000%	5/9/36	4,600	5,492
	Philip Morris International Inc.	4.250%	11/10/44	4,000	4,614
[6]	Pilgrim's Pride Corp.	3.500%	3/1/32	2,355	2,371
[6]	Post Holdings Inc.	5.750%	3/1/27	1,780	1,847
[6]	Post Holdings Inc.	5.625%	1/15/28	1,530	1,596
[6]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	34,956	37,119
	Sysco Corp.	2.400%	2/15/30	13,391	13,543
	Sysco Corp.	5.950%	4/1/30	11,746	14,881
	Target Corp.	3.375%	4/15/29	10,946	12,070
	Target Corp.	2.350%	2/15/30	18,090	18,633
	Tyson Foods Inc.	3.550%	6/2/27	326	355
	Tyson Foods Inc.	4.350%	3/1/29	18,113	20,837
	Unilever Capital Corp.	2.900%	5/5/27	4,000	4,260
	Unilever Capital Corp.	2.125%	9/6/29	43,983	44,813
	Walmart Inc.	1.800%	9/22/31	6,500	6,407
					2,063,760
Energy (7.0%)
[6]	Antero Resources Corp.	5.375%	3/1/30	4,349	4,606
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	29,752	32,093
[6]	Bonanza Creek Energy Inc.	5.000%	10/15/26	1,569	1,585
	BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,182
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	9,731
	BP Capital Markets America Inc.	4.234%	11/6/28	16,467	18,790
	BP Capital Markets America Inc.	1.749%	8/10/30	30,390	29,405
	BP Capital Markets America Inc.	3.060%	6/17/41	5,000	5,055
	BP Capital Markets America Inc.	2.772%	11/10/50	8,000	7,587
	BP Capital Markets plc	3.279%	9/19/27	57,280	61,963
	BP Capital Markets plc	3.723%	11/28/28	18,250	20,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	BP Capital Markets plc	3.250%	12/31/99	700	861
	Canadian Natural Resources Ltd.	3.850%	6/1/27	45,770	49,634
	Canadian Natural Resources Ltd.	2.950%	7/15/30	21,700	22,334
	Cenovus Energy Inc.	4.250%	4/15/27	50,061	54,984
	Cenovus Energy Inc.	4.400%	4/15/29	3,000	3,361
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	54,107	61,826
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	47,304	50,861
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,777
[6]	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	3,366
[6]	Cheniere Energy Partners LP	3.250%	1/31/32	1,563	1,550
	Chevron Corp.	2.236%	5/11/30	16,050	16,401
	Chevron USA Inc.	3.850%	1/15/28	25,037	28,076
	Chevron USA Inc.	3.250%	10/15/29	15,000	16,431
	Chevron USA Inc.	2.343%	8/12/50	2,000	1,882
[6]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,033
[6]	CNX Resources Corp.	6.000%	1/15/29	4,050	4,274
[6]	Colgate Energy Partners III LLC	5.875%	7/1/29	3,113	3,185
[6]	Comstock Resources Inc.	5.875%	1/15/30	5,465	5,684
[6]	ConocoPhillips	3.750%	10/1/27	33,990	37,411
[6]	ConocoPhillips	4.300%	8/15/28	28,786	32,953
[6]	ConocoPhillips	2.400%	2/15/31	6,590	6,653
[6]	Coterra Energy Inc.	3.900%	5/15/27	16,781	18,296
[6]	Coterra Energy Inc.	4.375%	3/15/29	30,923	35,100
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,397
[6]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,258
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,128
	DCP Midstream Operating LP	5.125%	5/15/29	2,702	3,066
	Devon Energy Corp.	5.850%	12/15/25	7,000	8,059
[6]	Devon Energy Corp.	5.250%	10/15/27	3,389	3,595
[6]	Devon Energy Corp.	5.875%	6/15/28	1,141	1,251
[6]	Devon Energy Corp.	4.500%	1/15/30	28,745	31,248
	Diamondback Energy Inc.	3.250%	12/1/26	50,023	52,902
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	17,632
	Diamondback Energy Inc.	3.125%	3/24/31	20,000	20,631
[6]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,279
[6]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,431
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	14,864
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,530	20,128
	Empresa Nacional del Petroleo	5.250%	11/6/29	34,100	37,218
[6]	Empresa Nacional del Petroleo	3.450%	9/16/31	8,170	7,794
	Enable Midstream Partners LP	4.400%	3/15/27	40,676	44,469
	Enable Midstream Partners LP	4.950%	5/15/28	41,251	46,134
	Enable Midstream Partners LP	4.150%	9/15/29	27,887	30,127
	Enbridge Inc.	3.700%	7/15/27	18,961	20,678
	Enbridge Inc.	3.125%	11/15/29	15,998	16,923
[6]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	694
[6]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,802
	Energy Transfer LP	4.050%	3/15/25	12,880	13,798
	Energy Transfer LP	5.950%	12/1/25	2,000	2,297
	Energy Transfer LP	5.500%	6/1/27	8,071	9,350
	Energy Transfer LP	5.250%	4/15/29	29,465	34,170
	Energy Transfer LP	3.750%	5/15/30	29,797	31,781
[6]	EnLink Midstream LLC	5.625%	1/15/28	915	971
	EnLink Midstream LLC	5.375%	6/1/29	2,020	2,092
	Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,206
	Enterprise Products Operating LLC	4.150%	10/16/28	19,500	22,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.125%	7/31/29	10,250	10,920
	Enterprise Products Operating LLC	2.800%	1/31/30	14,713	15,295
[6]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,898
	EQT Corp.	3.000%	10/1/22	436	441
[6]	EQT Corp.	3.125%	5/15/26	1,003	1,011
	EQT Corp.	5.000%	1/15/29	2,625	2,920
	Equinor ASA	3.950%	5/15/43	3,191	3,743
	Exxon Mobil Corp.	3.482%	3/19/30	40,000	44,235
	Exxon Mobil Corp.	2.610%	10/15/30	77,145	80,301
[11]	Exxon Mobil Corp.	1.408%	6/26/39	6,600	7,445
	Exxon Mobil Corp.	3.095%	8/16/49	2,112	2,194
	Exxon Mobil Corp.	3.452%	4/15/51	2,000	2,217
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	2,650	2,702
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	9,419	10,349
	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	4,252	4,162
[6]	Helmerich & Payne Inc.	2.900%	9/29/31	16,930	16,852
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	708
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	849
[6]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	7,017
	KazTransGas JSC	4.375%	9/26/27	3,081	3,386
	Kinder Morgan Inc.	4.300%	3/1/28	36,386	40,916
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,407
	Lukoil International Finance BV	4.750%	11/2/26	4,047	4,420
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,820
	Marathon Oil Corp.	4.400%	7/15/27	5,000	5,551
	Marathon Petroleum Corp.	5.125%	12/15/26	45,540	52,415
	Marathon Petroleum Corp.	3.800%	4/1/28	10,620	11,586
[6]	MEG Energy Corp.	6.500%	1/15/25	2,919	2,989
[6]	MEG Energy Corp.	5.875%	2/1/29	400	412
	MPLX LP	4.125%	3/1/27	9,000	9,923
	MPLX LP	4.250%	12/1/27	18,500	20,593
	MPLX LP	4.000%	3/15/28	8,650	9,515
	MPLX LP	2.650%	8/15/30	67,389	67,067
	Newfield Exploration Co.	5.375%	1/1/26	6,245	6,947
	Nustar Logistics LP	5.750%	10/1/25	635	680
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,768
	Occidental Petroleum Corp.	5.500%	12/1/25	600	660
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,825
	Occidental Petroleum Corp.	3.400%	4/15/26	710	724
	Occidental Petroleum Corp.	3.200%	8/15/26	4,995	5,077
	Occidental Petroleum Corp.	3.000%	2/15/27	1,665	1,665
	Occidental Petroleum Corp.	4.400%	8/15/49	2,455	2,454
[11]	OMV AG	1.000%	7/3/34	700	806
	ONEOK Inc.	4.550%	7/15/28	14,210	15,999
	ONEOK Inc.	4.350%	3/15/29	9,123	10,154
	ONEOK Inc.	3.400%	9/1/29	24,827	26,103
	ONEOK Inc.	3.100%	3/15/30	6,129	6,323
	ONEOK Inc.	6.350%	1/15/31	5,438	6,914
	Ovintiv Exploration Inc.	5.625%	7/1/24	9,340	10,278
[6]	Parkland Corp.	4.500%	10/1/29	2,435	2,451
	Petroleos del Peru SA	5.625%	6/19/47	22,210	22,543
[6]	Petronas Capital Ltd.	3.500%	4/21/30	6,029	6,509
	Petronas Capital Ltd.	3.500%	4/21/30	36,360	39,352
	Phillips 66	3.900%	3/15/28	10,000	11,031
	Phillips 66	2.150%	12/15/30	13,800	13,344
	Phillips 66 Partners LP	3.750%	3/1/28	32,099	34,904
	Phillips 66 Partners LP	3.150%	12/15/29	21,299	22,221
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	42,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	23,896	26,339
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	26,733	27,892
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,797	17,928
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	76,277	84,745
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	42,348	48,227
	Saibu Gas Holdings Co. Ltd.	4.200%	4/15/27	9,115	9,935
	Saudi Arabian Oil Co.	3.500%	4/16/29	10,000	10,683
	Schlumberger Investment SA	2.650%	6/26/30	7,000	7,181
	Shell International Finance BV	3.875%	11/13/28	8,365	9,430
	Shell International Finance BV	2.375%	11/7/29	119,219	122,564
	Shell International Finance BV	2.750%	4/6/30	5,033	5,307
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,566
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,741	14,915
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	12,734
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,648	14,755
[6]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,818
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,623
	TotalEnergies Capital International SA	3.455%	2/19/29	29,154	32,125
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	4,019
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	21,048
[11]	TotalEnergies SE	1.750%	12/31/99	3,200	3,773
	TransCanada PipeLines Ltd.	4.250%	5/15/28	37,688	42,561
	TransCanada PipeLines Ltd.	4.100%	4/15/30	16,240	18,207
	TransCanada PipeLines Ltd.	2.500%	10/12/31	21,525	21,366
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,427
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	14,899
	Valero Energy Corp.	2.150%	9/15/27	14,628	14,659
	Valero Energy Corp.	4.350%	6/1/28	11,392	12,763
	Valero Energy Corp.	4.000%	4/1/29	1,736	1,905
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	3,193
	Western Midstream Operating LP	5.300%	2/1/30	3,200	3,507
	Williams Cos. Inc.	3.750%	6/15/27	42,710	46,499
	Williams Cos. Inc.	2.600%	3/15/31	27,000	27,008
					2,606,695
Financials (25.3%)
[6]	ABN AMRO Bank NV	1.542%	6/16/27	14,670	14,437
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	30,105	32,781
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	20,000	19,702
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	32,020	32,332
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	18,495	19,581
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	29,509	32,825
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	4,134
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	72,700	73,799
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	53,850	54,895
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	26,862
	Aflac Inc.	3.600%	4/1/30	5,670	6,300
	Air Lease Corp.	3.375%	7/1/25	6,960	7,333
	Air Lease Corp.	2.875%	1/15/26	19,845	20,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.750%	6/1/26	5,000	5,351
	Air Lease Corp.	1.875%	8/15/26	35,000	34,624
	Air Lease Corp.	3.625%	4/1/27	2,000	2,126
	Air Lease Corp.	3.625%	12/1/27	2,903	3,081
	Air Lease Corp.	4.625%	10/1/28	3,955	4,437
	Air Lease Corp.	3.250%	10/1/29	2,000	2,082
	Air Lease Corp.	3.000%	2/1/30	24,670	24,996
	Air Lease Corp.	3.125%	12/1/30	5,298	5,410
	Aircastle Ltd.	4.250%	6/15/26	3,000	3,252
[6]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	640	640
[6]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	2,098
[11]	Allianz SE	3.375%	12/31/99	1,900	2,360
	Allstate Corp.	1.450%	12/15/30	12,000	11,404
	Ally Financial Inc.	2.200%	11/2/28	30,000	29,589
	American International Group Inc.	4.200%	4/1/28	5,000	5,653
	American International Group Inc.	3.400%	6/30/30	32,125	34,790
	American International Group Inc.	4.800%	7/10/45	1,339	1,716
	American International Group Inc.	4.375%	6/30/50	2,000	2,493
[6]	Antares Holdings LP	2.750%	1/15/27	11,200	11,082
	Aon Corp.	3.750%	5/2/29	3,000	3,326
	Aon Corp.	2.800%	5/15/30	32,426	33,614
	Ares Capital Corp.	2.875%	6/15/28	10,300	10,345
[11]	ASB Finance Ltd.	0.250%	9/8/28	10,900	12,279
[11]	ASB Finance Ltd.	0.500%	9/24/29	4,557	5,200
[11]	Athene Global Funding	1.125%	9/2/25	29,500	35,050
[6]	Athene Global Funding	2.450%	8/20/27	10,000	10,237
[11]	Athene Global Funding	0.625%	1/12/28	10,900	12,435
[8]	Athene Global Funding	1.875%	11/30/28	4,000	5,387
	Athene Holding Ltd.	4.125%	1/12/28	12,744	14,086
	Athene Holding Ltd.	3.500%	1/15/31	16,561	17,678
	Athene Holding Ltd.	3.950%	5/25/51	4,665	5,204
[6]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	31,510	32,469
[8]	Aviva plc	6.125%	11/14/36	10,610	17,124
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	15,750	15,564
[6]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	10,810	11,628
[6]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	640	690
[6]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	9,899
	Banco Santander SA	3.800%	2/23/28	30,200	33,017
	Banco Santander SA	4.379%	4/12/28	4,415	4,969
	Banco Santander SA	3.306%	6/27/29	29,700	31,818
	Banco Santander SA	3.490%	5/28/30	9,850	10,482
	Banco Santander SA	2.749%	12/3/30	27,470	27,038
	Banco Santander SA	2.958%	3/25/31	10,000	10,203
	Bank of America Corp.	4.450%	3/3/26	8,750	9,696
	Bank of America Corp.	4.250%	10/22/26	27,950	30,932
	Bank of America Corp.	1.197%	10/24/26	15,940	15,666
	Bank of America Corp.	1.658%	3/11/27	30,000	29,860
	Bank of America Corp.	3.559%	4/23/27	28,981	31,138
	Bank of America Corp.	1.734%	7/22/27	39,820	39,576
	Bank of America Corp.	3.248%	10/21/27	28,508	30,395
	Bank of America Corp.	4.183%	11/25/27	26,852	29,571
	Bank of America Corp.	3.824%	1/20/28	51,829	56,496
	Bank of America Corp.	3.705%	4/24/28	29,256	31,717
	Bank of America Corp.	3.593%	7/21/28	12,862	13,919
	Bank of America Corp.	3.419%	12/20/28	67,280	71,963
	Bank of America Corp.	3.970%	3/5/29	40,165	44,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.087%	6/14/29	26,700	26,390
	Bank of America Corp.	4.271%	7/23/29	22,622	25,412
	Bank of America Corp.	3.974%	2/7/30	32,723	36,341
	Bank of America Corp.	3.194%	7/23/30	34,921	36,975
	Bank of America Corp.	2.884%	10/22/30	32,946	34,075
	Bank of America Corp.	2.496%	2/13/31	29,550	29,647
	Bank of America Corp.	2.592%	4/29/31	25,990	26,257
	Bank of America Corp.	1.898%	7/23/31	65,770	62,843
	Bank of America Corp.	1.922%	10/24/31	59,206	56,451
[11]	Bank of America Corp.	0.654%	10/26/31	7,400	8,296
	Bank of America Corp.	2.651%	3/11/32	43,430	43,883
	Bank of America Corp.	2.687%	4/22/32	62,500	63,340
	Bank of America Corp.	2.299%	7/21/32	41,900	41,013
	Bank of America Corp.	2.572%	10/20/32	40,000	40,088
	Bank of America Corp.	2.482%	9/21/36	25,000	24,304
	Bank of Montreal	3.803%	12/15/32	2,000	2,159
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	15,650
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	12,295
	Bank of New York Mellon Corp.	3.442%	2/7/28	47,280	51,340
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,509
[6]	Bank of Nova Scotia	1.188%	10/13/26	10,840	10,726
	Bank of Nova Scotia	2.150%	8/1/31	20,000	19,735
	Barclays plc	4.375%	1/12/26	24,811	27,323
	Barclays plc	5.200%	5/12/26	17,575	19,897
	Barclays plc	4.337%	1/10/28	19,500	21,480
	Barclays plc	4.836%	5/9/28	25,432	28,333
	Barclays plc	4.972%	5/16/29	20,952	24,182
	Barclays plc	5.088%	6/20/30	4,000	4,595
	Barclays plc	2.645%	6/24/31	23,035	23,057
	Barclays plc	3.564%	9/23/35	13,075	13,489
[6]	Belrose Funding Trust	2.330%	8/15/30	15,630	15,377
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	5,900	5,538
	BlackRock Inc.	2.400%	4/30/30	13,141	13,537
[6]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	2,070	2,058
[6,11]	Blackstone Private Credit Fund	1.750%	11/30/26	6,600	7,553
[11]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	29,900	34,770
[11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	1,000	1,162
[11]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	8,200	9,627
[6]	BNP Paribas SA	2.219%	6/9/26	8,830	8,990
[6]	BNP Paribas SA	1.323%	1/13/27	33,990	33,217
[6]	BNP Paribas SA	3.500%	11/16/27	8,121	8,711
[6]	BNP Paribas SA	2.159%	9/15/29	20,000	19,622
[11]	BNP Paribas SA	1.125%	1/15/32	6,300	7,280
[6]	BNP Paribas SA	2.588%	8/12/35	10,220	9,821
[6]	BNP Paribas SA	2.824%	1/26/41	7,650	7,303
[6]	BPCE SA	1.000%	1/20/26	15,440	15,049
	BPCE SA	3.375%	12/2/26	10,000	10,798
[6]	BPCE SA	3.250%	1/11/28	19,800	21,210
[6]	BPCE SA	2.277%	1/20/32	6,970	6,713
[7,9]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	0.818%	4/20/26	40,510	30,566
[7,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.612%	6/5/25	12,500	9,724
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,860
	Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,214
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	22,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	4.850%	3/29/29	17,444	20,371
	Brookfield Finance Inc.	4.350%	4/15/30	6,000	6,846
	Brookfield Finance Inc.	2.724%	4/15/31	5,515	5,593
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,478
	Brown & Brown Inc.	2.375%	3/15/31	26,000	25,657
	Capital One Financial Corp.	3.750%	3/9/27	24,218	26,397
	Capital One Financial Corp.	3.650%	5/11/27	9,845	10,708
	Capital One Financial Corp.	3.800%	1/31/28	27,300	30,113
	Capital One Financial Corp.	2.359%	7/29/32	18,000	17,339
	Capital One Financial Corp.	2.618%	11/2/32	20,000	19,904
	Cboe Global Markets Inc.	1.625%	12/15/30	15,880	15,160
[11]	CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	9,100	10,234
	Charles Schwab Corp.	3.300%	4/1/27	20,837	22,456
	Charles Schwab Corp.	3.200%	1/25/28	24,693	26,775
	Charles Schwab Corp.	2.000%	3/20/28	20,000	20,182
	Charles Schwab Corp.	4.000%	2/1/29	17,652	19,994
	Charles Schwab Corp.	3.250%	5/22/29	4,000	4,343
	Charles Schwab Corp.	4.625%	3/22/30	1,705	2,032
	Charles Schwab Corp.	1.650%	3/11/31	10,000	9,578
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	30,181
	CIT Group Inc.	5.250%	3/7/25	778	856
	Citigroup Inc.	4.600%	3/9/26	8,589	9,579
	Citigroup Inc.	3.400%	5/1/26	10,000	10,770
	Citigroup Inc.	3.200%	10/21/26	53,796	57,194
	Citigroup Inc.	4.300%	11/20/26	32,452	36,001
	Citigroup Inc.	1.122%	1/28/27	10,000	9,756
	Citigroup Inc.	1.462%	6/9/27	20,000	19,692
	Citigroup Inc.	4.450%	9/29/27	34,218	38,329
	Citigroup Inc.	3.887%	1/10/28	20,800	22,652
	Citigroup Inc.	3.668%	7/24/28	35,260	38,111
	Citigroup Inc.	4.125%	7/25/28	39,250	43,548
	Citigroup Inc.	3.520%	10/27/28	40,466	43,455
	Citigroup Inc.	4.075%	4/23/29	8,500	9,461
	Citigroup Inc.	3.980%	3/20/30	24,793	27,537
	Citigroup Inc.	2.976%	11/5/30	40,076	41,724
	Citigroup Inc.	2.666%	1/29/31	42,659	43,335
	Citigroup Inc.	4.412%	3/31/31	29,752	34,108
	Citigroup Inc.	2.572%	6/3/31	24,000	24,179
	Citigroup Inc.	2.561%	5/1/32	21,400	21,459
	Citigroup Inc.	6.625%	6/15/32	260	347
	Citigroup Inc.	2.520%	11/3/32	18,000	17,934
	Citigroup Inc.	4.650%	7/23/48	15,000	19,687
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	6,016
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	11,785
	CNA Financial Corp.	3.450%	8/15/27	12,300	13,337
	CNA Financial Corp.	2.050%	8/15/30	12,000	11,697
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	19,115
[6]	Coinbase Global Inc.	3.625%	10/1/31	2,345	2,234
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	12,000	11,870
[7,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	1.330%	8/20/31	32,100	23,995
[7,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.813%	9/10/30	36,700	28,118
	Cooperatieve Rabobank UA	3.750%	7/21/26	9,462	10,285
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	10,500	10,250
[11]	Credit Agricole Assurances SA	4.250%	12/31/49	1,200	1,523
[6]	Credit Agricole SA	1.247%	1/26/27	13,890	13,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse Group AG	4.550%	4/17/26	2,000	2,223
[6]	Credit Suisse Group AG	1.305%	2/2/27	11,920	11,554
[11]	Credit Suisse Group AG	0.650%	1/14/28	4,200	4,793
[8]	Credit Suisse Group AG	2.250%	6/9/28	9,000	12,364
[6]	Credit Suisse Group AG	4.194%	4/1/31	250	277
[6]	Credit Suisse Group AG	3.091%	5/14/32	15,600	15,875
[8]	Danske Bank A/S	2.250%	1/14/28	5,575	7,688
[11]	Danske Bank A/S	1.000%	5/15/31	13,900	15,960
	Deutsche Bank AG	3.729%	1/14/32	5,000	5,128
	Deutsche Bank AG	3.035%	5/28/32	30,350	30,611
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	8,882
[6]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	13,096	12,997
[6,13]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,782
	Discover Bank	3.450%	7/27/26	6,575	7,052
	Discover Bank	4.650%	9/13/28	29,600	34,154
	Discover Bank	2.700%	2/6/30	13,788	14,136
	Discover Financial Services	4.500%	1/30/26	10,000	11,079
	Discover Financial Services	4.100%	2/9/27	2,000	2,200
[6]	DNB Bank ASA	1.127%	9/16/26	8,000	7,865
	E*TRADE Financial Corp.	3.800%	8/24/27	3,003	3,298
	Enstar Group Ltd.	4.950%	6/1/29	20,380	22,958
	Enstar Group Ltd.	3.100%	9/1/31	12,000	11,742
	Equitable Holdings Inc.	4.350%	4/20/28	21,531	24,337
	Equitable Holdings Inc.	5.000%	4/20/48	7,720	9,852
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	10,000	9,822
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	640
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	25,330	28,403
[6]	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,500	16,008
	Fidelity National Financial Inc.	4.500%	8/15/28	4,000	4,536
	Fidelity National Financial Inc.	3.400%	6/15/30	36,371	38,778
	Fidelity National Financial Inc.	2.450%	3/15/31	7,374	7,312
	Fifth Third Bank NA	3.850%	3/15/26	2,000	2,181
	First American Financial Corp.	2.400%	8/15/31	10,000	9,709
[6]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	15,538
	Franklin Resources Inc.	1.600%	10/30/30	15,000	14,174
	FS KKR Capital Corp.	3.400%	1/15/26	10,000	10,280
	GATX Corp.	4.000%	6/30/30	4,093	4,557
	GATX Corp.	1.900%	6/1/31	25,000	23,728
	GE Capital Funding LLC	4.400%	5/15/30	97,493	114,037
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	16,850	20,517
[6]	Global Atlantic Fin Co.	3.125%	6/15/31	25,000	25,091
	Goldman Sachs Group Inc.	4.250%	10/21/25	6,595	7,232
[8]	Goldman Sachs Group Inc.	1.000%	12/16/25	29,400	39,448
[11]	Goldman Sachs Group Inc.	1.625%	7/27/26	10,700	13,040
	Goldman Sachs Group Inc.	1.093%	12/9/26	27,445	26,791
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	25,225
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,245	34,689
	Goldman Sachs Group Inc.	1.542%	9/10/27	40,000	39,322
	Goldman Sachs Group Inc.	1.948%	10/21/27	15,000	15,027
	Goldman Sachs Group Inc.	3.691%	6/5/28	42,207	45,672
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	48,713
	Goldman Sachs Group Inc.	4.223%	5/1/29	40,389	45,241
	Goldman Sachs Group Inc.	2.600%	2/7/30	30,416	30,909
	Goldman Sachs Group Inc.	3.800%	3/15/30	2,000	2,205
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,460	25,281
	Goldman Sachs Group Inc.	2.615%	4/22/32	21,000	21,060
	Goldman Sachs Group Inc.	2.383%	7/21/32	32,500	31,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.650%	10/21/32	30,650	30,810
[11]	Goldman Sachs Group Inc.	1.000%	3/18/33	5,600	6,339
[7,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.626%	5/2/24	30,700	23,643
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,995
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	4,091
[11]	Helvetia Europe SA	2.750%	9/30/41	8,500	10,605
	HSBC Holdings plc	4.250%	8/18/25	3,045	3,300
	HSBC Holdings plc	4.300%	3/8/26	25,735	28,320
	HSBC Holdings plc	3.900%	5/25/26	30,758	33,405
	HSBC Holdings plc	4.292%	9/12/26	20,350	22,175
	HSBC Holdings plc	4.375%	11/23/26	11,018	12,118
	HSBC Holdings plc	1.589%	5/24/27	33,330	32,719
[8]	HSBC Holdings plc	1.750%	7/24/27	12,800	17,274
	HSBC Holdings plc	4.041%	3/13/28	78,139	85,011
	HSBC Holdings plc	2.013%	9/22/28	42,450	41,786
	HSBC Holdings plc	4.583%	6/19/29	41,640	47,041
	HSBC Holdings plc	2.206%	8/17/29	15,000	14,703
	HSBC Holdings plc	4.950%	3/31/30	17,320	20,380
	HSBC Holdings plc	3.973%	5/22/30	29,752	32,528
	HSBC Holdings plc	2.848%	6/4/31	36,495	37,104
	HSBC Holdings plc	2.357%	8/18/31	23,560	23,038
	HSBC Holdings plc	2.804%	5/24/32	11,500	11,580
[8]	HSBC Holdings plc	6.000%	3/29/40	600	1,140
[7,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.116%	2/16/24	28,200	21,375
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	10,255
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,088
	ING Groep NV	3.950%	3/29/27	25,636	28,230
	ING Groep NV	4.550%	10/2/28	9,000	10,421
	ING Groep NV	4.050%	4/9/29	13,264	14,984
	ING Groep NV	2.727%	4/1/32	10,000	10,200
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,090	6,756
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,000	20,718
[8]	Intesa Sanpaolo SpA	2.500%	1/15/30	2,100	2,900
[6]	Intesa Sanpaolo SpA	4.198%	6/1/32	10,000	10,092
[8]	Intesa Sanpaolo SpA	2.625%	3/11/36	2,574	3,490
[6]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	23,249
	Invesco Finance plc	3.750%	1/15/26	11,166	12,139
[11]	JAB Holdings BV	3.375%	4/17/35	6,700	9,313
[11]	JAB Holdings BV	2.250%	12/19/39	1,000	1,208
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	5,568
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	2.625%	10/15/31	10,000	9,815
	JPMorgan Chase & Co.	1.045%	11/19/26	46,619	45,469
	JPMorgan Chase & Co.	4.125%	12/15/26	19,992	22,153
	JPMorgan Chase & Co.	1.040%	2/4/27	37,875	36,784
	JPMorgan Chase & Co.	1.578%	4/22/27	35,000	34,679
	JPMorgan Chase & Co.	4.250%	10/1/27	9,000	10,136
	JPMorgan Chase & Co.	3.625%	12/1/27	18,750	20,228
	JPMorgan Chase & Co.	3.782%	2/1/28	34,793	37,885
	JPMorgan Chase & Co.	3.540%	5/1/28	32,277	34,844
	JPMorgan Chase & Co.	2.182%	6/1/28	16,303	16,415
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	45,410
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	51,021
	JPMorgan Chase & Co.	2.069%	6/1/29	37,500	37,133
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	35,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	25,990
	JPMorgan Chase & Co.	3.702%	5/6/30	43,522	47,577
	JPMorgan Chase & Co.	2.739%	10/15/30	48,279	49,578
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	17,488
	JPMorgan Chase & Co.	2.522%	4/22/31	37,000	37,429
	JPMorgan Chase & Co.	2.956%	5/13/31	15,300	15,805
	JPMorgan Chase & Co.	1.764%	11/19/31	35,000	33,134
	JPMorgan Chase & Co.	1.953%	2/4/32	65,000	62,246
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	34,194
	Kemper Corp.	2.400%	9/30/30	4,837	4,767
	KeyCorp	4.100%	4/30/28	15,000	17,000
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	671	680
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	4,128	4,162
	Lazard Group LLC	4.500%	9/19/28	31,409	36,032
	Lazard Group LLC	4.375%	3/11/29	555	627
	Lincoln National Corp.	3.400%	1/15/31	11,993	12,940
	Lincoln National Corp.	4.350%	3/1/48	5,000	6,057
[9]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,825
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,201
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	74,880
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	33,589
	Lloyds Banking Group plc	4.550%	8/16/28	23,800	27,269
	Lloyds Banking Group plc	3.574%	11/7/28	10,873	11,654
[7,9]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.412%	3/7/25	19,000	14,571
	Loews Corp.	3.200%	5/15/30	3,000	3,208
[11]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	14,100	17,403
[9]	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	7,229
[6]	Macquarie Bank Ltd.	3.052%	3/3/36	20,000	19,725
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.800%	0.815%	8/7/24	35,000	26,546
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.840%	0.854%	2/12/25	25,000	18,966
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.912%	5/28/30	45,710	36,018
[6]	Macquarie Group Ltd.	1.340%	1/12/27	8,655	8,490
[6]	Macquarie Group Ltd.	1.629%	9/23/27	13,335	13,089
[6]	Macquarie Group Ltd.	2.691%	6/23/32	20,000	19,827
	Markel Corp.	3.350%	9/17/29	19,039	20,560
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	33,393	38,585
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	11,995	11,989
	Metlife Inc.	4.550%	3/23/30	24,945	29,456
[6]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	2,321
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	12,085
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,360
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	13,500	13,331
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	2,750	2,954
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	11,296
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	5,628
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	47,592
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	44,264
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,878	34,292
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	40,000	39,336
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,000	7,968
[6]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	10,740
	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,409
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,879	2,047
	Mizuho Financial Group Inc.	1.234%	5/22/27	42,860	41,702
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,894
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	8,674
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	2,250
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	22,549
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	10,967
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	19,751
	Mizuho Financial Group Inc.	2.201%	7/10/31	13,000	12,675
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	11,698
	Morgan Stanley	4.350%	9/8/26	23,460	26,061
	Morgan Stanley	0.985%	12/10/26	16,117	15,655
	Morgan Stanley	3.625%	1/20/27	68,607	74,545
	Morgan Stanley	3.950%	4/23/27	26,821	29,441
	Morgan Stanley	1.593%	5/4/27	23,530	23,308
	Morgan Stanley	1.512%	7/20/27	18,600	18,298
	Morgan Stanley	3.591%	7/22/28	51,390	55,605
	Morgan Stanley	3.772%	1/24/29	23,000	25,242
	Morgan Stanley	4.431%	1/23/30	43,000	49,194
	Morgan Stanley	2.699%	1/22/31	51,418	52,569
	Morgan Stanley	3.622%	4/1/31	37,909	41,378
	Morgan Stanley	1.794%	2/13/32	39,259	36,956
	Morgan Stanley	1.928%	4/28/32	19,429	18,498
	Morgan Stanley	2.239%	7/21/32	28,500	27,825
	Morgan Stanley	2.511%	10/20/32	20,000	19,961
	Morgan Stanley	2.484%	9/16/36	30,000	29,177
	Natwest Group plc	1.642%	6/14/27	12,338	12,177
	Natwest Group plc	3.073%	5/22/28	12,686	13,263
	Natwest Group plc	4.892%	5/18/29	23,355	26,941
	Natwest Group plc	3.754%	11/1/29	755	797
	Natwest Group plc	5.076%	1/27/30	17,179	20,116
	Natwest Group plc	4.445%	5/8/30	7,550	8,560
	Natwest Group plc	3.032%	11/28/35	15,000	14,918
[8]	NIBC Bank NV	3.125%	11/15/23	17,600	24,863
[6]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	10,818
[6]	Nippon Life Insurance Co.	2.900%	9/16/51	15,000	14,651
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,813
	Nomura Holdings Inc.	2.172%	7/14/28	25,300	24,780
	Nomura Holdings Inc.	3.103%	1/16/30	7,857	8,110
	Nomura Holdings Inc.	2.679%	7/16/30	5,000	5,006
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	10,842
	Northern Trust Corp.	1.950%	5/1/30	5,574	5,553
	Northern Trust Corp.	3.375%	5/8/32	5,036	5,361
	OneMain Finance Corp.	3.875%	9/15/28	2,355	2,298
	ORIX Corp.	2.250%	3/9/31	5,217	5,210
	Owl Rock Capital Corp.	3.400%	7/15/26	16,000	16,446
	Owl Rock Capital Corp.	2.875%	6/11/28	300	295
[11]	Phoenix Group Holdings plc	4.375%	1/24/29	8,060	10,856
[6]	Pine Street Trust I	4.572%	2/15/29	250	284
	PNC Bank NA	3.100%	10/25/27	6,986	7,534
	PNC Bank NA	3.250%	1/22/28	28,085	30,540
	PNC Bank NA	2.700%	10/22/29	29,415	30,653
	PNC Financial Services Group Inc.	3.450%	4/23/29	42,603	46,835
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,000	15,482
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,501
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	20,799
	Progressive Corp.	4.000%	3/1/29	1,070	1,218
	Progressive Corp.	3.200%	3/26/30	14,172	15,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Protective Life Corp.	4.300%	9/30/28	22,700	25,397
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,769
	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,892
	Prudential plc	3.125%	4/14/30	1,500	1,605
	Regions Financial Corp.	1.800%	8/12/28	35,000	34,273
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	7,545
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	3,086
[6]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	1,563	1,541
	Royal Bank of Canada	1.400%	11/2/26	12,300	12,152
[6]	Sammons Financial Group Inc.	3.350%	4/16/31	10,000	10,373
	Santander Holdings USA Inc.	4.400%	7/13/27	13,772	15,325
	Santander UK Group Holdings plc	1.532%	8/21/26	15,000	14,841
	Santander UK Group Holdings plc	1.673%	6/14/27	20,500	20,199
	Santander UK Group Holdings plc	3.823%	11/3/28	2,500	2,696
[6]	SBL Holdings Inc.	5.000%	2/18/31	17,773	18,838
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	5,000	5,022
[6]	Standard Chartered plc	1.456%	1/14/27	12,500	12,184
	State Street Corp.	2.400%	1/24/30	7,030	7,228
	State Street Corp.	3.152%	3/30/31	4,997	5,416
	State Street Corp.	3.031%	11/1/34	3,000	3,140
	Stifel Financial Corp.	4.000%	5/15/30	4,000	4,418
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,330
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,965	25,808
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	21,115
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,316
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	14,546
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,428
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	37,100	36,205
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	854
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	84,077	88,154
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	3,078
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	33,550
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,045	18,670
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,882	2,769
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	16,100	15,733
	SVB Financial Group	2.100%	5/15/28	30,625	30,613
	SVB Financial Group	3.125%	6/5/30	7,000	7,429
	SVB Financial Group	1.800%	2/2/31	10,000	9,559
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	6,200	6,111
	Synchrony Financial	3.700%	8/4/26	24,354	26,095
	Synchrony Financial	3.950%	12/1/27	28,297	30,841
	Synchrony Financial	5.150%	3/19/29	1,157	1,347
	Synchrony Financial	2.875%	10/28/31	30,000	29,864
[6]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,022
[6]	Temasek Financial I Ltd.	2.750%	8/2/61	26,900	27,662
	Toronto-Dominion Bank	3.625%	9/15/31	11,160	12,097
	Truist Bank	2.250%	3/11/30	34,140	34,095
	Truist Financial Corp.	3.875%	3/19/29	10,000	11,198
	Truist Financial Corp.	1.887%	6/7/29	15,000	14,836
	Truist Financial Corp.	1.950%	6/5/30	15,000	14,880
	U.S. Bancorp	3.900%	4/26/28	2,250	2,539
	U.S. Bancorp	3.000%	7/30/29	21,800	23,214
	U.S. Bancorp	1.375%	7/22/30	27,000	25,520
[6]	UBS Group AG	1.364%	1/30/27	30,835	30,274
[6]	UBS Group AG	1.494%	8/10/27	15,000	14,682
[11]	UniCredit SpA	1.200%	1/20/26	34,991	41,031
	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	2.491%	11/3/36	7,250	7,225
[6]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,604
[8]	Virgin Money UK plc	4.000%	9/25/26	1,800	2,636
	Voya Financial Inc.	5.700%	7/15/43	3,758	5,190
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	4.100%	6/3/26	11,899	13,047
	Wells Fargo & Co.	3.000%	10/23/26	75,315	79,531
[9]	Wells Fargo & Co.	4.000%	4/27/27	13,972	11,181
	Wells Fargo & Co.	3.196%	6/17/27	21,350	22,632
	Wells Fargo & Co.	4.300%	7/22/27	14,000	15,641
	Wells Fargo & Co.	3.584%	5/22/28	51,812	55,843
	Wells Fargo & Co.	2.393%	6/2/28	25,588	25,993
	Wells Fargo & Co.	4.150%	1/24/29	16,949	19,069
	Wells Fargo & Co.	2.879%	10/30/30	51,832	53,709
	Wells Fargo & Co.	2.572%	2/11/31	52,900	53,503
	Wells Fargo & Co.	4.478%	4/4/31	2,000	2,312
[8]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	17,406
	Westpac Banking Corp.	2.894%	2/4/30	250	257
[7,9]	Westpac Banking Corp.	1.620%	1/29/31	10,200	7,728
	Westpac Banking Corp.	2.150%	6/3/31	12,780	12,744
	Westpac Banking Corp.	4.322%	11/23/31	21,500	23,424
	Westpac Banking Corp.	4.110%	7/24/34	11,175	12,085
	Westpac Banking Corp.	2.668%	11/15/35	15,000	14,633
	Westpac Banking Corp.	2.963%	11/16/40	3,430	3,418
	Willis North America Inc.	4.500%	9/15/28	14,000	15,873
	Willis North America Inc.	2.950%	9/15/29	52,892	54,597
					9,424,182
Health Care (7.7%)
	AbbVie Inc.	2.950%	11/21/26	74,412	78,668
	AbbVie Inc.	4.250%	11/14/28	71,372	81,072
	AbbVie Inc.	3.200%	11/21/29	115,066	123,073
	AbbVie Inc.	4.050%	11/21/39	5,000	5,733
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,400
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	24,835
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,000	5,208
	AmerisourceBergen Corp.	3.450%	12/15/27	15,701	16,931
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	6,190
	AmerisourceBergen Corp.	2.700%	3/15/31	58,000	58,984
	Amgen Inc.	2.200%	2/21/27	65,841	67,174
	Amgen Inc.	3.200%	11/2/27	7,553	8,095
	Amgen Inc.	1.650%	8/15/28	41,438	40,277
	Amgen Inc.	2.450%	2/21/30	13,400	13,611
	Amgen Inc.	2.300%	2/25/31	3,000	2,986
	Anthem Inc.	3.650%	12/1/27	10,000	10,973
	Anthem Inc.	2.875%	9/15/29	30,704	32,218
	Anthem Inc.	2.250%	5/15/30	6,441	6,413
	Anthem Inc.	2.550%	3/15/31	8,000	8,165
	Ascension Health	2.532%	11/15/29	2,500	2,607
	Astrazeneca Finance LLC	1.750%	5/28/28	51,477	51,288
	Astrazeneca Finance LLC	2.250%	5/28/31	10,000	10,127
	AstraZeneca plc	1.375%	8/6/30	49,800	47,130
[6]	Avantor Funding Inc.	3.875%	11/1/29	5,480	5,487
[6]	Bausch Health Cos. Inc.	6.125%	4/15/25	1,207	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	987
[6]	Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,664
[6]	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,752
[6]	Bausch Health Cos. Inc.	4.875%	6/1/28	2,035	2,096
[6]	Bausch Health Cos. Inc.	5.250%	2/15/31	1,615	1,454
	Baxter International Inc.	3.950%	4/1/30	14,000	15,810
	Baxter International Inc.	1.730%	4/1/31	3,000	2,866
[6]	Bayer US Finance II LLC	4.375%	12/15/28	38,367	43,230
	Becton Dickinson and Co.	3.700%	6/6/27	71,977	78,570
	Becton Dickinson and Co.	2.823%	5/20/30	3,465	3,602
	Biogen Inc.	2.250%	5/1/30	6,632	6,528
	Boston Scientific Corp.	4.000%	3/1/29	12,000	13,484
	Boston Scientific Corp.	2.650%	6/1/30	77,567	79,382
	Bristol-Myers Squibb Co.	3.450%	11/15/27	35,226	38,647
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,040	32,645
	Bristol-Myers Squibb Co.	3.400%	7/26/29	69,317	76,214
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	15,749
	Centene Corp.	2.450%	7/15/28	19,825	19,776
	Centene Corp.	3.000%	10/15/30	1,487	1,511
	Centene Corp.	2.625%	8/1/31	8,535	8,405
	CHRISTUS Health	4.341%	7/1/28	19,800	22,529
	Cigna Corp.	4.500%	2/25/26	10,000	11,135
	Cigna Corp.	3.400%	3/1/27	38,217	41,144
	Cigna Corp.	4.375%	10/15/28	49,260	56,463
	Cigna Corp.	2.400%	3/15/30	39,341	39,724
	CommonSpirit Health	2.782%	10/1/30	509	522
	CVS Health Corp.	3.625%	4/1/27	31,060	33,860
	CVS Health Corp.	4.300%	3/25/28	104,564	118,497
	CVS Health Corp.	3.250%	8/15/29	63,378	67,698
	CVS Health Corp.	3.750%	4/1/30	46,052	50,748
	CVS Health Corp.	1.750%	8/21/30	8,635	8,218
	CVS Health Corp.	1.875%	2/28/31	8,000	7,658
	CVS Health Corp.	4.250%	4/1/50	2,000	2,417
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	22,832
	Eli Lilly & Co.	3.375%	3/15/29	8,300	9,151
	Encompass Health Corp.	4.500%	2/1/28	3,202	3,260
	Gilead Sciences Inc.	2.950%	3/1/27	8,324	8,825
	Gilead Sciences Inc.	1.650%	10/1/30	3,000	2,868
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	35,702	40,264
	HCA Inc.	5.375%	2/1/25	4,630	5,150
	HCA Inc.	5.250%	6/15/26	10,340	11,731
	HCA Inc.	4.500%	2/15/27	34,516	38,270
	HCA Inc.	4.125%	6/15/29	18,660	20,680
	HCA Inc.	2.375%	7/15/31	20,000	19,547
[6]	Highmark Inc.	1.450%	5/10/26	22,500	22,143
[6]	Highmark Inc.	2.550%	5/10/31	20,000	20,084
[6]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,645	4,831
	Humana Inc.	3.950%	3/15/27	7,550	8,314
	Humana Inc.	4.875%	4/1/30	1,758	2,081
	Kaiser Foundation Hospitals	3.150%	5/1/27	300	322
[7,10,16,17]	Medline Industries Inc. Bank Loan	—%	10/23/28	2,900	2,903
	Merck & Co. Inc.	3.400%	3/7/29	54,169	59,477
	Mercy Health	4.302%	7/1/28	12,500	14,222
[11]	Mylan Inc.	2.125%	5/23/25	26,980	33,015
	Mylan Inc.	4.550%	4/15/28	24,800	28,107
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	5,000	4,848
	Novartis Capital Corp.	3.100%	5/17/27	8,700	9,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	2.200%	8/14/30	22,570	23,039
[6]	Option Care Health Inc.	4.375%	10/31/29	2,293	2,316
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	4,065	4,120
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	2,435	2,512
	PerkinElmer Inc.	1.900%	9/15/28	33,000	32,422
	PerkinElmer Inc.	2.550%	3/15/31	3,000	3,039
	PerkinElmer Inc.	2.250%	9/15/31	7,000	6,843
	Pfizer Inc.	3.450%	3/15/29	45,721	50,553
	Pfizer Inc.	2.625%	4/1/30	17,500	18,362
	Pfizer Inc.	1.700%	5/28/30	11,270	11,036
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,185
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	14,627
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	6,894
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	14,167
	Royalty Pharma plc	1.750%	9/2/27	13,000	12,747
	Royalty Pharma plc	2.200%	9/2/30	10,000	9,689
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	14,545	15,474
	Stanford Health Care	3.310%	8/15/30	17,000	18,422
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	32,000	32,446
	Stryker Corp.	1.950%	6/15/30	26,250	25,811
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	22,708	26,860
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	87,037	84,987
[6]	Tenet Healthcare Corp.	4.625%	9/1/24	360	368
[6]	Tenet Healthcare Corp.	7.500%	4/1/25	270	287
[6]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,572
[6]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,704
[6]	Tenet Healthcare Corp.	4.250%	6/1/29	3,819	3,871
[11]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	3,200	3,790
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	16,870	18,163
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	34,050	33,534
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	26,919
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	28,782	33,879
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	17,725	17,335
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	33,110
	UnitedHealth Group Inc.	3.875%	12/15/28	30,288	34,268
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	6,028
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	9,974
	UnitedHealth Group Inc.	2.300%	5/15/31	13,500	13,664
[11]	Upjohn Finance BV	1.908%	6/23/32	8,600	10,310
[11]	Utah Acquisition Sub Inc.	2.250%	11/22/24	9,600	11,729
	Utah Acquisition Sub Inc.	3.950%	6/15/26	31,800	34,593
[6]	Viatris Inc.	2.300%	6/22/27	32,360	32,698
[6]	Viatris Inc.	2.700%	6/22/30	80,266	80,245
	Zoetis Inc.	3.000%	9/12/27	1,015	1,080
	Zoetis Inc.	3.900%	8/20/28	21,700	24,307
	Zoetis Inc.	2.000%	5/15/30	15,000	14,730
					2,888,857
Industrials (5.8%)
	3M Co.	3.375%	3/1/29	10,087	11,063
	3M Co.	2.375%	8/26/29	10,000	10,286
[6]	Air Canada	3.875%	8/15/26	2,580	2,614
[6]	Airbus SE	3.150%	4/10/27	26,527	28,262
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/29	407	401
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	595	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	895	888
[6]	Allison Transmission Inc.	4.750%	10/1/27	5,165	5,375
[6]	Allison Transmission Inc.	3.750%	1/30/31	2,900	2,787
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	3,078
[4,6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	8,595
[6]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,549
[6]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,681
[9]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	28,804
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	27,355
[6]	BAE Systems plc	1.900%	2/15/31	16,670	15,914
	Block Financial LLC	3.875%	8/15/30	13,650	14,547
	Boeing Co.	2.250%	6/15/26	5,638	5,695
	Boeing Co.	2.700%	2/1/27	24,130	24,764
	Boeing Co.	5.040%	5/1/27	64,624	73,424
	Boeing Co.	3.250%	2/1/28	33,679	35,262
	Boeing Co.	3.250%	3/1/28	3,131	3,264
	Boeing Co.	3.450%	11/1/28	524	553
	Boeing Co.	3.200%	3/1/29	19,969	20,690
	Boeing Co.	2.950%	2/1/30	10,000	10,113
	Boeing Co.	5.150%	5/1/30	61,841	72,171
	Boeing Co.	3.625%	2/1/31	5,000	5,325
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	2,241
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,949
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,914	2,977
	Carrier Global Corp.	2.493%	2/15/27	14,144	14,546
	Carrier Global Corp.	2.722%	2/15/30	31,000	31,807
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,380
[6]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,641
[6]	Clean Harbors Inc.	4.875%	7/15/27	4,160	4,346
	CNH Industrial Capital LLC	1.875%	1/15/26	34,000	34,235
	CSX Corp.	3.800%	3/1/28	18,470	20,503
	CSX Corp.	2.400%	2/15/30	8,663	8,838
[4]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	9,402	9,382
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,281
[6]	Delta Air Lines Inc.	7.000%	5/1/25	5,575	6,522
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	2,054
[4,6]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	115,221	128,049
	Dover Corp.	2.950%	11/4/29	3,000	3,169
[11]	easyJet FinCo BV	1.875%	3/3/28	900	1,055
	Embraer Overseas Ltd.	5.696%	9/16/23	582	614
	Embraer SA	5.150%	6/15/22	8,000	8,155
	FedEx Corp.	3.400%	2/15/28	478	521
	FedEx Corp.	3.100%	8/5/29	17,998	19,155
	FedEx Corp.	4.250%	5/15/30	7,753	8,843
	FedEx Corp.	2.400%	5/15/31	39,791	39,888
[6]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	3,140	3,082
[8]	Gatwick Funding Ltd.	2.500%	4/15/32	2,200	2,971
	General Dynamics Corp.	3.500%	4/1/27	22,400	24,503
	General Dynamics Corp.	3.750%	5/15/28	20,545	22,985
	General Dynamics Corp.	3.625%	4/1/30	21,607	24,156
	General Dynamics Corp.	2.250%	6/1/31	10,000	10,154
	General Electric Co.	3.450%	5/1/27	21,625	23,572
	General Electric Co.	3.625%	5/1/30	35,299	39,525
	General Electric Co.	6.750%	3/15/32	15,465	21,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	H&E Equipment Services Inc.	3.875%	12/15/28	1,585	1,579
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	5,765	9,654
[11]	Heathrow Funding Ltd.	1.500%	2/11/30	900	1,065
[11]	Heathrow Funding Ltd.	1.125%	10/8/32	200	228
	Honeywell International Inc.	2.700%	8/15/29	14,138	14,942
	Honeywell International Inc.	1.950%	6/1/30	9,459	9,440
	Hubbell Inc.	2.300%	3/15/31	15,000	14,869
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	32,160	34,294
[6]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	24,922
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	16,920
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,859
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	30,000	28,999
	L3Harris Technologies Inc.	3.850%	12/15/26	26,665	29,269
	L3Harris Technologies Inc.	4.400%	6/15/28	39,284	44,801
	L3Harris Technologies Inc.	4.400%	6/15/28	6,273	7,152
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	8,183
	L3Harris Technologies Inc.	1.800%	1/15/31	29,540	28,316
	Lennox International Inc.	1.700%	8/1/27	7,000	6,895
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	7,059
[9]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	2,500	1,858
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	46,176	50,243
[6]	Mueller Water Products Inc.	4.000%	6/15/29	900	917
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	12,050
	Norfolk Southern Corp.	2.550%	11/1/29	3,000	3,101
	Norfolk Southern Corp.	2.300%	5/15/31	15,000	15,114
	Northrop Grumman Corp.	3.200%	2/1/27	311	334
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	82,904
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	38,048
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	29,294
[9]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	16,190	13,135
[9]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	13,690
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	3,215
[9]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	26,485
[9]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,932
	Quanta Services Inc.	2.900%	10/1/30	8,400	8,674
	Quanta Services Inc.	2.350%	1/15/32	7,000	6,866
	Raytheon Technologies Corp.	3.125%	5/4/27	49,338	52,825
	Raytheon Technologies Corp.	4.125%	11/16/28	33,670	38,158
	Raytheon Technologies Corp.	2.250%	7/1/30	14,511	14,576
	Raytheon Technologies Corp.	1.900%	9/1/31	25,000	24,163
	Republic Services Inc.	3.950%	5/15/28	2,000	2,240
	Republic Services Inc.	1.750%	2/15/32	12,620	11,943
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	7,296
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	1,563	1,594
[6]	Rolls-Royce plc	5.750%	10/15/27	6,236	6,924
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	24,732
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,111
	Southwest Airlines Co.	5.125%	6/15/27	45,782	52,819
	Southwest Airlines Co.	3.450%	11/16/27	9,012	9,650
	Southwest Airlines Co.	2.625%	2/10/30	31,710	32,058
	Stanley Black & Decker Inc.	2.300%	3/15/30	44,607	45,605
	Teledyne Technologies Inc.	2.250%	4/1/28	34,661	34,865
	Teledyne Technologies Inc.	2.750%	4/1/31	15,000	15,303
[6]	TransDigm Inc.	8.000%	12/15/25	1,030	1,096
[6]	TransDigm Inc.	6.250%	3/15/26	7,569	7,906
	TransDigm Inc.	5.500%	11/15/27	3,009	3,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransDigm Inc.	4.875%	5/1/29	4,880	4,896
[7,9]	Transurban Queensland Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.050%	2.063%	12/16/24	8,000	6,239
	Tyco Electronics Group SA	3.700%	2/15/26	25,054	27,111
	Union Pacific Corp.	3.950%	9/10/28	17,542	19,786
	Union Pacific Corp.	3.700%	3/1/29	8,149	9,064
	Union Pacific Corp.	2.400%	2/5/30	3,000	3,081
	Union Pacific Corp.	2.375%	5/20/31	20,000	20,421
[4]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	31,616	35,281
[6]	United Airlines Inc.	4.375%	4/15/26	6,300	6,523
[6]	United Airlines Inc.	4.625%	4/15/29	4,865	5,017
[6]	Vertiv Group Corp.	4.125%	11/15/28	1,710	1,705
[6]	Wabash National Corp.	4.500%	10/15/28	2,353	2,290
	Waste Management Inc.	3.150%	11/15/27	491	527
	Waste Management Inc.	1.150%	3/15/28	17,865	17,034
	Waste Management Inc.	2.000%	6/1/29	15,320	15,258
	Waste Management Inc.	1.500%	3/15/31	17,800	16,697
[6]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,927
[11]	Wizz Air Finance Co. BV	1.350%	1/19/24	10,500	12,315
					2,150,975
Materials (2.1%)
[11]	Air Products and Chemicals Inc.	0.800%	5/5/32	900	1,045
	Allegheny Technologies Inc.	4.875%	10/1/29	775	773
	Allegheny Technologies Inc.	5.125%	10/1/31	780	778
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	20,312
	ArcelorMittal SA	4.250%	7/16/29	10,000	10,955
[6]	Arconic Corp.	6.000%	5/15/25	770	809
[6]	Arconic Corp.	6.125%	2/15/28	1,305	1,377
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,908
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	2,510	2,561
[6]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,319	1,363
	Ball Corp.	2.875%	8/15/30	789	758
[11]	Berry Global Inc.	1.000%	1/15/25	2,100	2,454
	Berry Global Inc.	1.570%	1/15/26	28,476	28,183
[6]	Berry Global Inc.	4.875%	7/15/26	4,147	4,345
	Berry Global Inc.	1.650%	1/15/27	22,469	21,996
[6]	Berry Global Inc.	5.625%	7/15/27	5,440	5,694
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	3,044
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	6,771	6,727
[6]	Chemours Co.	4.625%	11/15/29	3,130	3,014
[6]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	26,167
[6]	Cleveland-Cliffs Inc.	4.875%	3/1/31	3,905	4,070
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,703
	Dow Chemical Co.	2.100%	11/15/30	20,545	20,202
[11]	Dow Chemical Co.	1.125%	3/15/32	8,300	9,589
	DuPont de Nemours Inc.	4.725%	11/15/28	21,094	24,642
	Ecolab Inc.	1.300%	1/30/31	25,350	23,736
[6]	Element Solutions Inc.	3.875%	9/1/28	3,825	3,823
	FMC Corp.	3.200%	10/1/26	14,475	15,367
	FMC Corp.	3.450%	10/1/29	13,000	13,992
[6]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	550	577
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,775	8,045
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,405	4,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	4.250%	3/1/30	1,580	1,668
	Freeport-McMoRan Inc.	4.625%	8/1/30	4,130	4,468
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,230	1,547
[6]	Georgia-Pacific LLC	2.300%	4/30/30	7,000	7,111
[11]	Glencore Capital Finance DAC	1.125%	3/10/28	550	640
[11]	Glencore Capital Finance DAC	0.750%	3/1/29	500	562
[11]	Glencore Capital Finance DAC	1.250%	3/1/33	6,200	6,839
[6]	Graphic Packaging International LLC	3.500%	3/15/28	2,607	2,627
[6]	Graphic Packaging International LLC	3.500%	3/1/29	977	971
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	2,585	2,578
[6]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	1,080
[6]	Ingevity Corp.	3.875%	11/1/28	1,485	1,461
[6]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	1,105	1,142
	Linde Inc.	1.100%	8/10/30	5,570	5,156
	LYB International Finance II BV	3.500%	3/2/27	12,183	13,155
	LYB International Finance III LLC	3.375%	5/1/30	46,240	49,837
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	24,962
	Newmont Corp.	2.800%	10/1/29	37,675	38,806
	Newmont Corp.	2.250%	10/1/30	34,620	34,088
	Nucor Corp.	2.700%	6/1/30	25,060	25,855
	Nutrien Ltd.	4.200%	4/1/29	15,287	17,336
[6]	OCI NV	5.250%	11/1/24	2,385	2,448
[6]	OCI NV	4.625%	10/15/25	860	895
	Owens Corning	3.875%	6/1/30	370	406
	Packaging Corp. of America	3.000%	12/15/29	17,944	18,888
[6]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group	4.000%	10/15/27	2,190	2,142
	PPG Industries Inc.	2.800%	8/15/29	11,000	11,504
	PPG Industries Inc.	2.550%	6/15/30	9,435	9,658
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,650
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	6,000	5,970
	RPM International Inc.	3.750%	3/15/27	15,392	16,744
	RPM International Inc.	4.550%	3/1/29	17,250	19,657
	Sherwin-Williams Co.	2.950%	8/15/29	32,011	33,856
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	20,678
[6]	SPCM SA	3.125%	3/15/27	580	578
	Steel Dynamics Inc.	5.000%	12/15/26	510	525
	Steel Dynamics Inc.	1.650%	10/15/27	14,695	14,356
	Steel Dynamics Inc.	3.450%	4/15/30	36,891	39,632
[6]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	2,342	2,343
	United States Steel Corp.	6.875%	3/1/29	3,994	4,274
[11]	Westlake Chemical Corp.	1.625%	7/17/29	900	1,078
	Westrock Co.	4.000%	3/15/28	6,350	7,057
	WRKCo Inc.	3.375%	9/15/27	3,150	3,389
	WRKCo Inc.	3.900%	6/1/28	21,234	23,506
	WRKCo Inc.	4.900%	3/15/29	6,000	7,038
					768,756
Real Estate (6.2%)
[11]	Acef Holding SCA	0.750%	6/14/28	11,338	12,878
	Agree LP	2.000%	6/15/28	28,750	28,254
	Agree LP	2.900%	10/1/30	3,500	3,596
	Agree LP	2.600%	6/15/33	5,720	5,650
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,206
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	27,961
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	4,347	5,250
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	875	947
	American Assets Trust LP	3.375%	2/1/31	13,104	13,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	880	952
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	22,000	21,833
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,049	5,189
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	15,020
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	9,848
	American Tower Corp.	3.375%	10/15/26	26,348	28,172
	American Tower Corp.	2.750%	1/15/27	29,758	30,926
	American Tower Corp.	3.550%	7/15/27	11,315	12,203
	American Tower Corp.	3.600%	1/15/28	27,234	29,505
	American Tower Corp.	1.500%	1/31/28	39,887	38,295
	American Tower Corp.	3.950%	3/15/29	9,000	9,943
	American Tower Corp.	3.800%	8/15/29	9,500	10,445
	American Tower Corp.	2.900%	1/15/30	30,100	31,101
	American Tower Corp.	2.100%	6/15/30	6,549	6,359
	American Tower Corp.	1.875%	10/15/30	3,000	2,854
	American Tower Corp.	2.700%	4/15/31	20,000	20,364
[11]	Aroundtown SA	2.875%	12/31/99	1,100	1,291
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	20,201
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,423
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	14,954
[11]	Balder Finland OYJ	1.000%	1/20/29	6,353	7,125
[11]	Balder Finland OYJ	1.375%	5/24/30	4,000	4,543
	Boston Properties LP	2.750%	10/1/26	9,952	10,404
	Boston Properties LP	3.400%	6/21/29	295	316
	Boston Properties LP	2.900%	3/15/30	16,800	17,246
	Boston Properties LP	3.250%	1/30/31	10,806	11,335
	Brandywine Operating Partnership LP	3.950%	11/15/27	27,776	29,931
	Brixmor Operating Partnership LP	3.900%	3/15/27	1,100	1,192
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	12,987
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,000	20,100
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	8,853
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	19,554
	Corporate Office Properties LP	2.250%	3/15/26	28,603	29,034
	Corporate Office Properties LP	2.000%	1/15/29	20,000	19,362
	Corporate Office Properties LP	2.750%	4/15/31	27,226	27,316
[8]	CPI Property Group SA	2.750%	1/22/28	5,500	7,583
	Crown Castle International Corp.	4.450%	2/15/26	42,762	47,312
	Crown Castle International Corp.	3.700%	6/15/26	9,005	9,735
	Crown Castle International Corp.	3.800%	2/15/28	8,758	9,600
	Crown Castle International Corp.	4.300%	2/15/29	22,930	25,865
	Crown Castle International Corp.	3.100%	11/15/29	30,966	32,371
	Crown Castle International Corp.	3.300%	7/1/30	14,589	15,421
	Crown Castle International Corp.	2.250%	1/15/31	13,715	13,340
[6]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	1,756	1,787
	CubeSmart LP	4.375%	2/15/29	12,000	13,615
	Digital Realty Trust LP	3.700%	8/15/27	21,675	23,748
	Digital Realty Trust LP	3.600%	7/1/29	37,195	40,434
	Duke Realty LP	3.375%	12/15/27	12,983	14,001
	Duke Realty LP	2.875%	11/15/29	5,000	5,241
	Duke Realty LP	1.750%	2/1/31	3,000	2,852
	Equinix Inc.	2.900%	11/18/26	660	693
	Equinix Inc.	1.800%	7/15/27	15,000	14,916
	Equinix Inc.	1.550%	3/15/28	3,000	2,909
	Equinix Inc.	2.000%	5/15/28	10,000	9,882
	Equinix Inc.	3.200%	11/18/29	6,750	7,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.150%	7/15/30	10,000	9,742
	Equinix Inc.	2.500%	5/15/31	10,000	10,000
	ERP Operating LP	3.500%	3/1/28	8,836	9,649
	ERP Operating LP	4.150%	12/1/28	27,426	31,125
	ERP Operating LP	3.000%	7/1/29	7,000	7,433
	ERP Operating LP	1.850%	8/1/31	5,250	5,070
	Essential Properties LP	2.950%	7/15/31	20,000	19,956
	Essex Portfolio LP	4.000%	3/1/29	426	476
	Essex Portfolio LP	3.000%	1/15/30	10,000	10,494
	Extra Space Storage LP	2.550%	6/1/31	20,000	19,910
	Extra Space Storage LP	2.350%	3/15/32	10,000	9,734
[11]	Fastighets AB Balder	1.250%	1/28/28	510	588
	Federal Realty Investment Trust	3.250%	7/15/27	10,000	10,688
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,616
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	2,148
[11]	Hammerson Ireland Finance DAC	1.750%	6/3/27	700	807
[6]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	2,040	2,034
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,000	1,002
	Healthcare Realty Trust Inc.	2.050%	3/15/31	15,000	14,450
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	519
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	28,349	26,762
	Healthpeak Properties Inc.	3.500%	7/15/29	16,479	17,972
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	15,675
	Healthpeak Properties Inc.	2.875%	1/15/31	10,507	10,906
[11]	Heimstaden Bostad Treasury BV	0.750%	9/6/29	4,779	5,265
	Highwoods Realty LP	3.875%	3/1/27	23,615	25,922
	Highwoods Realty LP	4.125%	3/15/28	3,450	3,826
	Highwoods Realty LP	4.200%	4/15/29	342	381
	Highwoods Realty LP	3.050%	2/15/30	12,090	12,564
	Highwoods Realty LP	2.600%	2/1/31	1,161	1,163
	IIP Operating Partnership LP	5.500%	5/25/26	9,600	10,114
	Kilroy Realty LP	4.750%	12/15/28	6,705	7,727
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,931
	Kilroy Realty LP	3.050%	2/15/30	14,877	15,512
	Kimco Realty Corp.	2.800%	10/1/26	7,468	7,843
	Kimco Realty Corp.	3.800%	4/1/27	12,979	14,269
	Kimco Realty Corp.	1.900%	3/1/28	33,105	32,678
	Kimco Realty Corp.	2.700%	10/1/30	4,000	4,108
	Kimco Realty Corp.	2.250%	12/1/31	10,000	9,733
	Kimco Realty Corp.	4.250%	4/1/45	5,300	6,221
	Life Storage LP	4.000%	6/15/29	6,494	7,214
	Life Storage LP	2.200%	10/15/30	7,000	6,880
	Life Storage LP	2.400%	10/15/31	10,000	9,864
[11]	Merlin Properties Socimi SA	1.875%	12/4/34	500	571
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,267
[6]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	3,550	3,821
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,440	1,562
	Mid-America Apartments LP	3.950%	3/15/29	17,673	19,886
	Mid-America Apartments LP	2.750%	3/15/30	16,850	17,417
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,798
	National Retail Properties Inc.	3.500%	10/15/27	8,830	9,477
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,946
	National Retail Properties Inc.	2.500%	4/15/30	23,948	24,205
	Office Properties Income Trust	2.650%	6/15/26	2,100	2,101
	Omega Healthcare Investors Inc.	5.250%	1/15/26	11,324	12,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	11,323
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	10,446
	Omega Healthcare Investors Inc.	3.375%	2/1/31	18,910	19,196
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,049
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,694
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	13,372
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	19,643
	Physicians Realty LP	3.950%	1/15/28	5,775	6,357
	Physicians Realty LP	2.625%	11/1/31	10,000	9,986
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	9,797
[11]	Prologis International Funding II SA	1.625%	6/17/32	4,453	5,399
	Prologis LP	4.375%	2/1/29	15,000	17,390
	Prologis LP	2.250%	4/15/30	10,000	10,095
	Prologis LP	1.250%	10/15/30	10,000	9,316
	Public Storage	1.850%	5/1/28	20,000	19,992
	Public Storage	3.385%	5/1/29	18,527	20,256
	Public Storage	2.300%	5/1/31	10,830	10,936
[6]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	610	652
	Realty Income Corp.	4.125%	10/15/26	31,976	35,679
	Realty Income Corp.	3.650%	1/15/28	18,669	20,561
	Regency Centers LP	2.950%	9/15/29	8,150	8,508
	Regency Centers LP	3.700%	6/15/30	22,150	24,247
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	5,271
	Rexford Industrial Realty LP	2.150%	9/1/31	17,000	16,258
	Sabra Health Care LP	5.125%	8/15/26	42,846	47,556
	Sabra Health Care LP	3.900%	10/15/29	21,580	22,566
[6]	Sba Communications Corp.	3.125%	2/1/29	3,740	3,591
[11]	Simon International Finance SCA	1.125%	3/19/33	14,200	16,172
	Simon Property Group LP	3.375%	6/15/27	21,390	23,101
	Simon Property Group LP	3.375%	12/1/27	20,559	22,133
	Simon Property Group LP	1.750%	2/1/28	29,800	29,270
	Simon Property Group LP	2.450%	9/13/29	21,700	22,037
	Simon Property Group LP	2.650%	7/15/30	17,630	18,018
	Simon Property Group LP	2.200%	2/1/31	21,649	21,212
	Spirit Realty LP	2.100%	3/15/28	10,000	9,818
	Spirit Realty LP	3.400%	1/15/30	421	443
	STORE Capital Corp.	2.750%	11/18/30	7,000	7,000
	Sun Communities Operating LP	2.300%	11/1/28	19,600	19,454
	Sun Communities Operating LP	2.700%	7/15/31	10,000	10,040
	Tanger Properties LP	2.750%	9/1/31	12,000	11,459
	UDR Inc.	2.950%	9/1/26	1,900	1,997
	UDR Inc.	3.200%	1/15/30	3,000	3,202
[11]	Unibail-Rodamco-Westfield SE	2.000%	5/29/37	400	487
[6]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,600
[6]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,885	1,894
[6]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	2,241	2,267
	Ventas Realty LP	3.250%	10/15/26	5,820	6,208
	Ventas Realty LP	3.850%	4/1/27	3,900	4,271
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,600	2,939
	VEREIT Operating Partnership LP	3.950%	8/15/27	14,815	16,398
	VEREIT Operating Partnership LP	3.400%	1/15/28	11,920	12,795
	VEREIT Operating Partnership LP	2.200%	6/15/28	7,500	7,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VEREIT Operating Partnership LP	3.100%	12/15/29	21,990	23,368
	VEREIT Operating Partnership LP	2.850%	12/15/32	10,097	10,457
[11]	Vicinity Centres Trust	1.125%	11/7/29	13,986	16,392
[11]	Vonovia Finance BV	1.625%	10/7/39	2,600	3,032
[11]	Vonovia SE	0.625%	12/14/29	4,800	5,441
[11]	Vonovia SE	1.500%	6/14/41	2,500	2,842
	Vornado Realty LP	3.400%	6/1/31	10,250	10,513
	Welltower Inc.	4.250%	4/1/26	6,375	7,054
	Welltower Inc.	2.700%	2/15/27	10,970	11,449
	Welltower Inc.	4.250%	4/15/28	2,845	3,215
	Welltower Inc.	2.050%	1/15/29	25,955	25,565
	Welltower Inc.	4.125%	3/15/29	435	488
	Welltower Inc.	3.100%	1/15/30	15,636	16,458
[8]	Westfield America Management Ltd.	2.125%	3/30/25	16,858	23,257
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	17,395
	Weyerhaeuser Co.	4.000%	4/15/30	1,605	1,801
					2,307,213
Technology (6.5%)
	Analog Devices Inc.	1.700%	10/1/28	10,650	10,565
	Analog Devices Inc.	2.100%	10/1/31	15,970	15,942
	Apple Inc.	3.350%	2/9/27	25,834	28,137
	Apple Inc.	2.900%	9/12/27	37,615	40,201
	Apple Inc.	1.200%	2/8/28	29,420	28,499
	Apple Inc.	1.400%	8/5/28	85,000	82,854
	Apple Inc.	1.650%	5/11/30	25,000	24,349
	Apple Inc.	1.650%	2/8/31	34,280	33,202
	Autodesk Inc.	3.500%	6/15/27	9,000	9,771
	Autodesk Inc.	2.850%	1/15/30	15,692	16,284
	Autodesk Inc.	2.400%	12/15/31	20,000	19,665
	Automatic Data Processing Inc.	1.700%	5/15/28	26,610	26,492
	Automatic Data Processing Inc.	1.250%	9/1/30	24,000	22,642
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	55,328	59,946
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,539	9,207
[6]	Broadcom Inc.	1.950%	2/15/28	17,424	17,060
	Broadcom Inc.	4.110%	9/15/28	29,411	32,417
	Broadcom Inc.	4.750%	4/15/29	42,375	48,297
	Broadcom Inc.	5.000%	4/15/30	37,571	43,582
	Broadcom Inc.	4.150%	11/15/30	30,000	32,981
[6]	Broadcom Inc.	2.450%	2/15/31	28,484	27,537
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,696
	Cisco Systems Inc.	5.500%	1/15/40	5,000	7,022
	Citrix Systems Inc.	3.300%	3/1/30	10,750	10,905
[6]	Clarivate Science Holdings Corp.	3.875%	7/1/28	2,050	2,027
[6]	Clarivate Science Holdings Corp.	4.875%	7/1/29	3,170	3,156
[6]	CommScope Inc.	6.000%	3/1/26	1,210	1,253
[6]	CommScope Inc.	8.250%	3/1/27	2,130	2,171
[6]	CommScope Inc.	7.125%	7/1/28	3,478	3,428
[6]	CommScope Inc.	4.750%	9/1/29	2,125	2,084
	Dell International LLC / EMC Corp.	6.020%	6/15/26	54,270	63,920
	Dell International LLC / EMC Corp.	4.900%	10/1/26	4,645	5,296
	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,910	25,426
	Dell International LLC / EMC Corp.	5.300%	10/1/29	70,197	84,423
	Dell International LLC / EMC Corp.	6.200%	7/15/30	64,551	82,329
	DXC Technology Co.	2.375%	9/15/28	45,000	43,714
[6]	Entegris Inc.	3.625%	5/1/29	2,275	2,292
	Equifax Inc.	3.100%	5/15/30	17,000	17,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Information Services Inc.	1.150%	3/1/26	20,000	19,594
	Fidelity National Information Services Inc.	1.650%	3/1/28	28,250	27,491
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	3,310
	Fidelity National Information Services Inc.	2.250%	3/1/31	15,692	15,422
	Fiserv Inc.	2.250%	6/1/27	4,310	4,378
	Fiserv Inc.	4.200%	10/1/28	3,000	3,390
	Fiserv Inc.	3.500%	7/1/29	50,450	54,441
	Fiserv Inc.	2.650%	6/1/30	31,950	32,466
	Global Payments Inc.	1.200%	3/1/26	10,000	9,766
	Global Payments Inc.	3.200%	8/15/29	5,480	5,732
	Global Payments Inc.	2.900%	5/15/30	550	561
	HP Inc.	3.000%	6/17/27	10,130	10,723
	HP Inc.	3.400%	6/17/30	20,544	21,686
[6]	HP Inc.	2.650%	6/17/31	52,881	52,066
	Intel Corp.	1.600%	8/12/28	40,900	40,337
	Intel Corp.	2.450%	11/15/29	58,413	60,284
	Intel Corp.	3.900%	3/25/30	6,363	7,223
	Intel Corp.	2.000%	8/12/31	14,300	14,058
	Intel Corp.	4.750%	3/25/50	2,000	2,658
	International Business Machines Corp.	1.700%	5/15/27	1,271	1,271
	International Business Machines Corp.	3.500%	5/15/29	35,444	38,801
	International Business Machines Corp.	1.950%	5/15/30	22,000	21,525
	Juniper Networks Inc.	3.750%	8/15/29	42,207	45,957
	Juniper Networks Inc.	2.000%	12/10/30	20,554	19,476
	Mastercard Inc.	3.300%	3/26/27	16,800	18,248
	Mastercard Inc.	2.950%	6/1/29	19,000	20,411
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	25,236
[6]	MSCI Inc.	3.625%	9/1/30	2,465	2,521
[6]	MSCI Inc.	3.625%	11/1/31	3,635	3,741
[6]	MSCI Inc.	3.250%	8/15/33	1,568	1,574
[6]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	2,915	3,033
	NVIDIA Corp.	2.850%	4/1/30	20,000	21,242
	NVIDIA Corp.	2.000%	6/15/31	10,000	9,893
[6]	NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	20,563
[6]	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	978
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	8,456	9,069
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	40,000	39,748
	Oracle Corp.	2.800%	4/1/27	293	306
	Oracle Corp.	3.250%	11/15/27	14,885	15,894
	Oracle Corp.	2.300%	3/25/28	100,614	101,758
	Oracle Corp.	2.950%	4/1/30	70,260	72,842
	Oracle Corp.	2.875%	3/25/31	90,937	93,152
	Oracle Corp.	3.600%	4/1/50	2,000	2,043
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	6,345
	QUALCOMM Inc.	1.300%	5/20/28	36,811	35,657
	QUALCOMM Inc.	2.150%	5/20/30	4,204	4,248
	QUALCOMM Inc.	1.650%	5/20/32	15,336	14,504
	RELX Capital Inc.	3.000%	5/22/30	8,800	9,284
	Roper Technologies Inc.	3.800%	12/15/26	5,250	5,757
	Roper Technologies Inc.	1.400%	9/15/27	16,317	15,844
	Roper Technologies Inc.	2.950%	9/15/29	6,250	6,566
	Roper Technologies Inc.	2.000%	6/30/30	48,380	46,998
	Roper Technologies Inc.	1.750%	2/15/31	3,000	2,834
	S&P Global Inc.	2.950%	1/22/27	10,649	11,341
[6]	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,618
[6]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,733
	salesforce.com Inc.	1.950%	7/15/31	6,831	6,776
[6]	Seagate HDD Cayman	3.125%	7/15/29	2,530	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	31,617
[6]	Square Inc.	2.750%	6/1/26	1,175	1,189
[6]	SS&C Technologies Inc.	5.500%	9/30/27	3,318	3,495
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	14,969
	Texas Instruments Inc.	2.250%	9/4/29	2,000	2,056
	Texas Instruments Inc.	1.750%	5/4/30	10,755	10,592
	Texas Instruments Inc.	1.900%	9/15/31	16,000	15,800
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	25,710
	Visa Inc.	2.050%	4/15/30	12,752	12,925
	VMware Inc.	4.650%	5/15/27	9,800	11,099
	VMware Inc.	3.900%	8/21/27	72,562	79,589
	VMware Inc.	1.800%	8/15/28	41,394	40,318
	VMware Inc.	4.700%	5/15/30	40,665	47,456
	Western Digital Corp.	4.750%	2/15/26	4,935	5,422
					2,437,699
Utilities (4.7%)
	AEP Transmission Co. LLC	3.650%	4/1/50	6,560	7,542
[9]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	2,322
[7,9]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.024%	1/8/26	22,260	16,788
	Ameren Corp.	1.750%	3/15/28	20,321	19,848
	Ameren Corp.	3.500%	1/15/31	20,245	21,966
	Ameren Illinois Co.	1.550%	11/15/30	9,785	9,294
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,079
[11]	APT Pipelines Ltd.	1.250%	3/15/33	4,600	5,198
[9]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	4,550	3,234
[7,9]	Ausgrid Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.220%	1.290%	10/30/24	9,160	6,963
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	10,955	11,877
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,800	22,133
[6]	Calpine Corp.	4.500%	2/15/28	2,586	2,619
[6]	Calpine Corp.	5.125%	3/15/28	3,930	3,920
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	10,085
	CenterPoint Energy Inc.	4.250%	11/1/28	9,811	11,097
	CenterPoint Energy Inc.	2.950%	3/1/30	3,195	3,325
	CenterPoint Energy Inc.	2.650%	6/1/31	26,800	27,241
	Comision Federal de Electricidad	3.348%	2/9/31	5,770	5,579
[6]	Comision Federal de Electricidad	3.875%	7/26/33	12,567	12,113
[6]	Comision Federal de Electricidad	4.677%	2/9/51	517	482
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	2,931
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	10,873
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	24,321
	Dominion Energy Inc.	4.250%	6/1/28	4,913	5,546
	Dominion Energy Inc.	3.375%	4/1/30	37,494	40,318
	DTE Electric Co.	2.250%	3/1/30	24,694	24,957
	DTE Electric Co.	2.625%	3/1/31	14,916	15,471
	DTE Energy Co.	3.400%	6/15/29	9,549	10,265
	DTE Energy Co.	2.950%	3/1/30	13,783	14,375
	Duke Energy Carolinas LLC	3.950%	11/15/28	20,378	23,040
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	11,714
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	25,656
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	7,395
	Duke Energy Corp.	2.550%	6/15/31	40,000	40,179
	Duke Energy Florida LLC	3.800%	7/15/28	28,923	32,267
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	26,211
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	33,567
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	9,911
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	12,240
	Edison International	5.750%	6/15/27	9,000	10,324
	Edison International	4.125%	3/15/28	2,000	2,140
[6]	Electricite de France SA	4.500%	9/21/28	5,000	5,727
[6]	Enel Finance International NV	1.875%	7/12/28	20,000	19,624
	Entergy Corp.	1.900%	6/15/28	20,485	20,084
	Entergy Corp.	2.800%	6/15/30	21,235	21,731
	Entergy Corp.	2.400%	6/15/31	19,250	18,960
	Entergy Louisiana LLC	3.120%	9/1/27	20,443	21,774
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	8,763
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,797
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,482
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,703
	Evergy Inc.	2.900%	9/15/29	48,540	50,630
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,700	2,862
	Eversource Energy	1.650%	8/15/30	12,145	11,460
	Exelon Corp.	4.050%	4/15/30	60,375	67,936
	FirstEnergy Corp.	4.400%	7/15/27	3,705	4,019
	FirstEnergy Corp.	2.650%	3/1/30	15,370	15,201
	FirstEnergy Corp.	3.400%	3/1/50	1,210	1,199
[11]	IE2 Holdco SAU	2.875%	6/1/26	21,200	26,930
	ITC Holdings Corp.	3.350%	11/15/27	18,745	20,170
	MidAmerican Energy Co.	3.650%	4/15/29	6,315	7,017
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	12,699
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	14,624
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	35,760
	Nevada Power Co.	2.400%	5/1/30	11,640	11,813
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	36,168	35,789
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	8,918
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	25,935
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	29,986
[6]	NextEra Energy Operating Partners LP	4.500%	9/15/27	8,756	9,379
	NRG Energy Inc.	6.625%	1/15/27	471	490
[6]	NRG Energy Inc.	2.450%	12/2/27	16,937	16,966
	NTPC Ltd.	4.250%	2/26/26	6,250	6,712
	Ohio Power Co.	1.625%	1/15/31	19,900	18,919
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	24,162
	Pacific Gas and Electric Co.	3.300%	12/1/27	18,000	18,417
	Pacific Gas and Electric Co.	3.000%	6/15/28	72,687	73,258
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	64,074
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	20,482
	PacifiCorp	3.500%	6/15/29	19,585	21,465
	PacifiCorp	2.700%	9/15/30	13,815	14,356
[6]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,410	1,458
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	7,299	7,875
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,550
[6,11]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	15,653
	PG&E Corp.	5.250%	7/1/30	3,123	3,264
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	20,625	22,275
	Public Service Electric and Gas Co.	3.200%	5/15/29	21,239	23,048
	Public Service Electric and Gas Co.	2.450%	1/15/30	7,500	7,744
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	50,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,524
	Sempra Energy	3.250%	6/15/27	6,360	6,788
	Sempra Energy	3.400%	2/1/28	627	674
[11]	Snam SpA	1.000%	9/12/34	800	929
	Southern California Edison Co.	4.200%	3/1/29	9,000	10,072
	Southern California Edison Co.	2.250%	6/1/30	10,000	9,854
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,935
	Southern Co.	1.750%	3/15/28	961	940
	Southern Co.	3.700%	4/30/30	2,415	2,625
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	10,229
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	30,048
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,312
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	5,245	5,468
	Union Electric Co.	3.500%	3/15/29	8,552	9,371
	Union Electric Co.	2.950%	3/15/30	18,000	19,124
[6]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,449
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,823
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	995	1,019
[6]	Vistra Operations Co. LLC	4.375%	5/1/29	3,232	3,191
	WEC Energy Group Inc.	1.375%	10/15/27	35,000	34,005
	WEC Energy Group Inc.	1.800%	10/15/30	5,790	5,526
	Wisconsin Power and Light Co.	1.950%	9/16/31	10,000	9,784
	Xcel Energy Inc.	4.000%	6/15/28	15,662	17,543
	Xcel Energy Inc.	2.350%	11/15/31	21,000	20,942
					1,757,499
Total Corporate Bonds (Cost $30,832,150)					31,104,587
Sovereign Bonds (3.6%)
[6]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	694
[6]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,500
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,542
[6]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	8,100
	Dominican Republic	6.500%	2/15/48	879	945
[6]	Dominican Republic	5.875%	1/30/60	458	447
	Dominican Republic	5.875%	1/30/60	2,900	2,845
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,118
[6]	Export-Import Bank of India	3.875%	2/1/28	9,675	10,377
	Export-Import Bank of India	3.875%	2/1/28	10,000	10,725
	Federative Republic of Brazil	4.625%	1/13/28	3,621	3,715
	Federative Republic of Brazil	3.875%	6/12/30	18,478	17,260
	Federative Republic of Brazil	4.750%	1/14/50	3,224	2,760
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,334
[6]	Government of Bermuda	4.138%	1/3/23	10,964	11,402
[6]	Government of Bermuda	4.854%	2/6/24	3,517	3,806
	Government of Bermuda	4.854%	2/6/24	8,791	9,504
	Government of Bermuda	4.750%	2/15/29	12,860	14,911
[6,11]	Kingdom of Morocco	2.000%	9/30/30	28,190	31,515
	Kingdom of Saudi Arabia	4.000%	4/17/25	59,870	65,146
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,859
	KSA Sukuk Ltd.	2.894%	4/20/22	12,050	12,188
[18]	Mexican Bonos	7.750%	5/29/31	1,400,000	68,904
	North American Development Bank	2.400%	10/26/22	343	348
[6,11]	North Macedonia	1.625%	3/10/28	4,501	5,025
	Panama Bonos del Tesoro	3.362%	6/30/31	40,218	39,801
	Republic of Chile	3.240%	2/6/28	61,522	64,849
	Republic of Chile	2.450%	1/31/31	9,347	9,198
	Republic of Chile	2.550%	7/27/33	9,480	9,160
	Republic of Colombia	4.000%	2/26/24	15,248	15,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	4.500%	1/28/26	87,172	93,273
	Republic of Colombia	3.875%	4/25/27	18,703	19,392
	Republic of Colombia	3.000%	1/30/30	1,580	1,494
	Republic of Colombia	10.375%	1/28/33	31,960	47,012
	Republic of Colombia	5.200%	5/15/49	7,991	8,040
	Republic of Colombia	4.125%	5/15/51	1,189	1,038
	Republic of Guatemala	4.500%	5/3/26	8,972	9,610
	Republic of Hungary	5.375%	2/21/23	28,264	29,976
	Republic of Hungary	5.750%	11/22/23	22,042	24,188
[11]	Republic of Hungary	1.125%	4/28/26	11,200	13,455
[6]	Republic of Hungary	2.125%	9/22/31	30,800	30,071
[6]	Republic of Indonesia	3.700%	1/8/22	3,124	3,142
	Republic of Indonesia	3.850%	7/18/27	5,000	5,499
[11]	Republic of Korea	0.000%	10/15/26	9,000	10,381
	Republic of Lithuania	6.625%	2/1/22	12,000	12,190
	Republic of Panama	4.000%	9/22/24	6,360	6,801
	Republic of Panama	3.750%	3/16/25	20,640	22,053
	Republic of Panama	7.125%	1/29/26	15,019	18,268
	Republic of Panama	8.125%	4/28/34	9,236	13,867
[4]	Republic of Panama	4.500%	4/16/50	1,000	1,100
[4]	Republic of Panama	3.870%	7/23/60	10,134	10,102
	Republic of Paraguay	5.000%	4/15/26	5,000	5,534
	Republic of Peru	7.350%	7/21/25	11,030	13,239
	Republic of Peru	2.392%	1/23/26	4,562	4,651
[11]	Republic of Philippines	1.750%	4/28/41	1,014	1,142
[11]	Republic of Serbia	3.125%	5/15/27	48,031	60,235
	Republic of Slovenia	5.500%	10/26/22	36,251	38,061
	Republic of Turkey	5.750%	5/11/47	10,000	8,260
[6]	Republic of Uzbekistan	3.900%	10/19/31	18,000	17,647
	Romania	4.375%	8/22/23	1,000	1,058
[11]	Romania	2.500%	2/8/30	1,224	1,449
[6,11]	Romania	1.750%	7/13/30	19,120	21,166
[6,11]	Romania	2.000%	4/14/33	11,954	12,949
[6,11]	Romania	2.750%	4/14/41	5,410	5,765
[11]	Romania	2.750%	4/14/41	3,506	3,728
[6,11]	Romania	2.875%	4/13/42	7,770	8,289
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,720	3,960
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	22,223	22,476
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	10,995
[19]	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,033
	State of Israel	2.750%	7/3/30	13,800	14,586
	State of Israel	3.375%	1/15/50	1,871	1,989
	State of Israel	3.800%	5/13/60	18,330	20,440
	State of Israel	4.500%	4/3/20	8,277	10,350
	State of Qatar	3.875%	4/23/23	31,735	33,260
[11]	United Mexican States	3.625%	4/9/29	13,601	18,239
	United Mexican States	4.500%	4/22/29	108,629	121,550
	United Mexican States	3.250%	4/16/30	30,453	31,108
	United Mexican States	2.659%	5/24/31	11,176	10,777
Total Sovereign Bonds (Cost $1,324,732)					1,335,784
Taxable Municipal Bonds (0.1%)
[20]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	13,530
[7]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.782%	1/2/25	600	600

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue		5.125%	2/1/24	1,500	1,641
	New York State Dormitory Authority Lease Revenue		3.892%	12/1/24	2,000	2,178
	New York State Urban Development Corp. Income Tax Revenue		3.900%	3/15/33	400	445
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	4,335	4,817
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue		5.859%	12/1/24	2,000	2,294
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue		5.594%	7/1/43	6,200	6,864
	Sonoma County CA Miscellaneous Revenue		6.000%	12/1/29	4,540	5,413
	Texas GO		3.682%	8/1/24	2,000	2,046
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue		3.922%	12/31/49	8,550	9,646
Total Taxable Municipal Bonds (Cost $45,608)						49,474
					Shares
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[21]	Vanguard Market Liquidity Fund (Cost $675,515)		0.070%		6,755,204	675,520
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	480
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	486
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	483
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	516
						1,965
Put Swaptions
	5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	11/17/21	1.075%	28,305	51

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GS	11/17/21	0.625%	88,225	19
					70
Total Options Purchased (Cost $5,850)					2,035
Total Investments (99.1%) (Cost $36,652,911)					36,949,234
Other Assets and Liabilities—Net (0.9%)					336,000
Net Assets (100%)					37,285,234
Cost is in $000.
1	Securities with a value of $68,274,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $46,227,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $8,050,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $3,270,506,000, representing 8.8% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in British pounds.
9	Face amount denominated in Australian dollars.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of Azerbaijan.
13	Guaranteed by multiple countries.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2021, the aggregate value of these securities was $2,903,000, representing 0.0% of net assets.
17	Represents an unsettled loan as of October 31, 2021. The coupon rate is not known until the settlement date.
18	Face amount denominated in Mexican pesos.
19	Guaranteed by the State of Qatar.
20	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GO—General Obligation Bond.
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GS	11/17/21	0.575%	176,450	(498)

Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	11/17/21	1.055%	28,305	(10)
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly	GS	11/17/21	0.575%	176,450	(81)
					(91)
Total Options Written (Premiums Received $708)					(589)
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	19,185	2,507,539	(34,456)
5-Year U.S. Treasury Note	December 2021	4,610	561,268	(1,735)
Ultra 10-Year U.S. Treasury Note	December 2021	5,214	756,193	(1,580)
				(37,771)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2021	(1,897)	(415,917)	1,672
AUD 10-Year Treasury Bond	December 2021	(629)	(63,807)	3,885
AUD 3-Year Treasury Bond	December 2021	(1,075)	(91,758)	2,616
Euro-Bobl	December 2021	(1,863)	(288,069)	4,162
Euro-Bund	December 2021	(1,393)	(270,725)	5,525
Euro-Buxl	December 2021	(186)	(44,934)	305
Euro-Schatz	December 2021	(275)	(35,592)	105
Long Gilt	December 2021	(748)	(127,878)	3,514
Long U.S. Treasury Bond	December 2021	(905)	(145,564)	1,789
Ultra Long U.S. Treasury Bond	December 2021	(1,318)	(258,863)	1,769
				25,342
				(12,429)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/15/21	EUR	20,161	USD	23,408	—	(75)
Barclays Bank plc	12/15/21	GBP	20,939	USD	28,900	—	(238)
Standard Chartered Bank	12/15/21	GBP	5,936	USD	8,121	5	—
State Street Bank & Trust Co.	12/15/21	GBP	3,623	USD	4,985	—	(26)
Goldman Sachs Bank USA	12/15/21	ZAR	23,961	USD	1,616	—	(56)
Goldman Sachs Bank USA	12/15/21	USD	459,660	AUD	613,571	—	(1,982)
Toronto-Dominion Bank	12/15/21	USD	787,187	EUR	677,526	3,074	—
State Street Bank & Trust Co.	12/15/21	USD	11,693	EUR	10,124	—	(24)
Bank of Montreal	12/15/21	USD	1,742	EUR	1,500	6	—
State Street Bank & Trust Co.	12/15/21	USD	1,512	EUR	1,304	3	—
State Street Bank & Trust Co.	12/15/21	USD	267,797	GBP	194,525	1,530	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	73	JPY	8,326	—	—
Bank of America, N.A.	12/15/21	USD	74,302	MXN	1,511,928	1,384	—
UBS AG	12/15/21	USD	246	MXN	5,000	5	—
						6,007	(2,401)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/21/24	USD	64,155	1.000	1,446	7
CDX-NA-IG-S37-V1	12/22/26	USD	2,394,780	1.000	59,634	1,720
					61,080	1,727

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	18,510	(5.000)	(1,776)	(24)
					59,304	1,703
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	20	10	10	—
America Movil SAB de CV/A3	12/21/22	BARC	15,000	1.000	124	(33)	157	—
American Express Co./A3	12/23/25	GSI	1,630	1.000	52	45	7	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	38	19	19	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	522	360	162	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	253	169	84	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	87	29	58	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	15,760	1.000	113	34	79	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	14	(8)	22	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	56	50	6	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	45	40	5	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	47	32	15	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	49	39	10	—
Dow Chemical Co./Baa2	12/23/25	GSI	1,630	1.000	36	26	10	—
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	35	23	12	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	35	8	27	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	14	(1)	15	—
HeidelbergCement AG/Baa2	12/22/26	CITNA	7,100[2]	5.000	1,763	1,707	56	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	47	41	6	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	41	32	9	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	32	18	14	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	51	41	10	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	33	12	21	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	56	48	8	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	39	30	9	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	503	12	491	—
Metlife Inc./A3	12/21/21	BARC	3,165	1.000	8	—	8	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	47	37	10	—
People’s Republic of China/A1	6/21/22	BNPSW	22,800	1.000	162	25	137	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	39	30	9	—
Republic of Chile/A1	12/22/26	GS	4,575	1.000	31	26	5	—
Republic of Chile/A1	12/22/26	JPMC	13,690	1.000	92	91	1	—
Republic of Colombia/Baa2	12/22/26	JPMC	15,000	1.000	(436)	(454)	18	—
Republic of Colombia/Baa2	12/22/26	MSCS	8,600	1.000	(253)	(273)	20	—
Republic of Indonesia	12/20/26	BARC	70,330	1.000	710	603	107	0
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	35	19	16	—
Unibail-Rodamco-Westfield SE/Baa1	6/23/26	GSI	12,100[2]	1.000	(71)	(156)	85	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	51	44	7	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	39	30	9	—
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	155	61	94	—
					4,714	2,866	1,848	—

Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	22,800	(1.000)	(150)	(1)	—	(149)
Bank of China Ltd.	12/21/21	BNPSW	6,200	(1.000)	(14)	1	—	(15)
CVS Health Corp.	12/21/21	BARC	3,220	(1.000)	(8)	(3)	—	(5)
CVS Health Corp.	12/21/21	BOANA	15,000	(1.000)	(37)	(13)	—	(24)
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(84)	(10)	—	(74)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Federative Republic of Brazil	12/22/26	MSCS	38,540	(1.000)	2,627	1,923	704	—
Lincoln National Corp.	12/21/21	BARC	3,165	(1.000)	(8)	—	—	(8)
McDonald’s Corp.	6/22/22	GSI	12,325	(1.000)	(89)	(50)	—	(39)
Republic of Philippines	12/22/26	BNPSW	7,270	(1.000)	(164)	(174)	10	—
Republic of Turkey	12/22/26	HSBC	2,860	(1.000)	435	424	11	—
Societe Generale SA	12/21/21	JPMC	14,675	(1.000)	(32)	(2)	—	(30)
Standard Chartered plc	12/21/21	JPMC	7,945	(1.000)	(19)	1	—	(20)
State of Qatar	6/21/22	BOANA	1,360	(1.000)	(10)	2	—	(12)
State of Qatar	6/21/22	CITNA	2,640	(1.000)	(18)	4	—	(22)
					2,429	2,102	725	(398)
					7,143	4,968	2,573	(398)
1	Periodic premium received/paid quarterly.
2	Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.
HSBC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $3,462,000 and cash of $2,842,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/22/31	N/A	400,490	7.500[1]	(4.965)[2]	(99)	(137)
9/23/31	N/A	476,495	7.520[1]	(4.983)[2]	(87)	(132)
12/3/31	12/15/21[3]	1,170,000	7.578[1]	(0.000)[2]	(403)	(403)
					(589)	(672)
1	Interest payment received/paid monthly.
2	Based on Interbank Equilibrium Interest Rate (TIIE) as of the most recent payment date. Floating interest payment received/paid semiannually.
3	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,558,446	—	2,558,446
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,223,388	—	1,223,388
Corporate Bonds	—	31,104,584	3	31,104,587
Sovereign Bonds	—	1,335,784	—	1,335,784
Taxable Municipal Bonds	—	49,474	—	49,474
Temporary Cash Investments	675,520	—	—	675,520
Options Purchased	—	2,035	—	2,035
Total	675,520	36,273,711	3	36,949,234
Derivative Financial Instruments
Assets
Futures Contracts[1]	25,342	—	—	25,342
Forward Currency Contracts	—	6,007	—	6,007
Swap Contracts	1,727[1]	2,573	—	4,300
Total	27,069	8,580	—	35,649
Liabilities
Options Written	—	589	—	589
Futures Contracts[1]	37,771	—	—	37,771
Forward Currency Contracts	—	2,401	—	2,401
Swap Contracts	696[1]	398	—	1,094
Total	38,467	3,388	—	41,855
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.